UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 451-2010

Date of fiscal year end:      March 31, 2007
Date of reporting period:   September 30, 2007

ITEM 1.      REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Municipal
Money Market Fund

SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

		Western Asset Municipal Money Market Fund

	Semi-Annual Report • September 30, 2007

	What’s Inside	Letter from the Chairman	I

		Fund at a Glance	1

		Fund Expenses	2

		Schedule of Investments	4

		Statement of Assets and Liabilities	39

		Statement of Operations	40

		Statements of Changes in Net Assets	41

	Fund Objective	Financial Highlights	42

	The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.	Notes to Financial Statements	43

*

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

          Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

          At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rate from 4.75% to 4.50%.

          During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007,

Western Asset Municipal Money Market Fund	I

yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions who found it much more costly to attract funding. Certain sectors of the U.S. money markets, such as asset-backed commercial paper, came under increased scrutiny because the underlying assets for many programs are mortgage-backed securities. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended September 30, 2007, two-year Treasury yields fell from 4.58% to 3.97%. Over the same period, 10-year Treasury yields moved from 4.65% to 4.59%.

          During the reporting period, the yields available from tax-exempt money market instruments fluctuated given the changing short-term interest rate environment.

          The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Performance Review

As of September 30, 2007, the seven-day current yield for Western Asset Municipal Money Market Fund was 3.30% and its seven-day effective yield, which reflects compounding, was 3.35%.1

          Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	Western Asset Municipal Money Market Fund

Western Asset Municipal Money Market Fund Yields as of September 30, 2007 (unaudited)

Seven-day current yield[1]	3.30%

Seven-day effective yield[1]	3.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

Prior to April 16, 2007, the Fund was known as Smith Barney Municipal Money Market Fund, Inc.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund	III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 2, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset Municipal Money Market Fund

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Education

   15.0%

   14.4%

   13.3%

   10.4%

   9.1%

   5.9%

   5.7%

   5.6%

   4.0%

   3.9%

   2.8%

   3.0%

   3.3%

   1.9%

   1.2%

   0.3%

   0.2%

General Obligation

Hospitals

Transportation

Miscellaneous

Water & Sewer

Industrial Development

Utilities

Tax Allocation

Public Facilities

Housing: Multi-Family

Life Care Systems

Housing: Single-Family

Finance

Pollution Control

Solid Waste

Government Facilities

September 30, 2007

0.0%

5.0%

10.0%

15.0%

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	1.62%	$1,000.00	$1,016.20	0.52%	$2.62

(1)	For the six months ended September 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,022.40	0.52%	$2.63

(1)	For the six months ended September 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	3

Schedule of Investments (September 30, 2007) (unaudited)

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 97.8%
Alabama — 1.3%
	Birmingham, AL:
$20,320,000	Airport Authority Revenue, Refunding, Series A, FSA-lnsured, SPA-Dexia Credit Local, 3.850%, 10/4/07 (a)	$20,320,000
10,000,000	Medical Clinic Board, University of Alabama Health Services Foundation, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	10,000,000
22,600,000	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, FGIC-lnsured, SPA-JPMorgan Chase, 3.930%, 10/4/07 (a)	22,600,000
43,300,000	Southeast Alabama Gas District, Alabama Revenue, Series A, SPA-Societe Generale, 4.110%, 10/1/07 (a)	43,300,000
10,000,000	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan Chase, 3.990%, 10/3/07 (a)(b)	10,000,000

	Total Alabama	106,220,000

Alaska — 0.2%
5,200,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series B, AMBAC-Insured, SPA-State Street Bank & Trust Co., 4.100%, 10/1/07 (a)(b)	5,200,000
1,495,000	Anchorage, AK, GO, Series D, AMBAC-lnsured, 4.000% due 8/1/08	1,499,208
	Valdez, AK, Marine Terminal Revenue Refunding, BP Pipelines Inc. Project:
8,800,000	Series A, 4.050%, 10/1/07 (a)	8,800,000
2,600,000	Series C, 4.050%, 10/1/07 (a)	2,600,000

	Total Alaska	18,099,208

Arizona — 1.4%
1,350,000	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern Arizona Healthcare, Series B, MBIA-lnsured, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	1,350,000
7,300,000	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose Stadium Facility, Series A, AMBAC-lnsured, SPA-Royal Bank of Canada, 3.850%, 10/3/07 (a)	7,300,000
30,000,000	City of Phoenix, Civic Improvement Wastewater System Revenue, TECP, LOC-Bank of America, 3.650% due 10/2/07	30,000,000
7,000,000	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo, 3.650% due 10/10/07	7,000,000
500,000	McAllister Academic Village LLC Revenue, Arizona State University Project, Series B, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.850%, 10/3/07 (a)	500,000
	Phoenix, AZ:
5,000,000	3.730% due 10/4/07	5,000,000
10,000,000	Civic Improvement Corp., 3.750% due 10/4/07	10,000,000
6,000,000	IDA, Revenue, Desert Botanical Garden Project, LOC-JPMorgan Chase, 3.960%, 10/3/07 (a)	6,000,000
6,500,000	Pinal County, AZ, IDA, IDR, Artistic Paver Project, LOC-SunTrust Bank, 3.920%, 10/3/07 (a)(b)	6,500,000
3,225,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4144, FSA-lnsured, SPA-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	3,225,000

See Notes to Financial Statements.

4	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Arizona — 1.4% (continued)
$20,500,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 3.870%, 10/3/07 (a)	$20,500,000
9,470,000	Tucson, AZ, IDA, Multi-Family Revenue, Family Housing Resources Project, Series A, Fannie Mae-Insured, LIQ-Fannie Mae, 3.860%, 10/4/07 (a)	9,470,000
5,515,000	University of Arizona, COP, Series PT-2799, AMBAC-lnsured, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	5,515,000

	Total Arizona	112,360,000

Arkansas — 0.1%
5,000,000	Arkansas State Development Finance Authority, EDR, Taber Extrusions Project, LOC-Bank of America N.A., 3.920%, 10/4/07 (a)(b)	5,000,000
6,286,000	University of Arkansas, University Revenues, Series 1396, AMBAC-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	6,286,000

	Total Arkansas	11,286,000

California — 0.4%
	California Housing Finance Agency Revenue, Home Mortgage:
20,020,000	Series B, FSA-lnsured, SPA-Lloyds Bank PLC, 4.070%, 10/1/07 (a)(b)	20,020,000
13,600,000	Series U, MBIA-lnsured, SPA-Bank of New York, 4.160%, 10/1/07 (a)(b)	13,600,000

	Total California	33,620,000

Colorado — 3.8%
5,425,000	Adams & Weld Counties, CO, School District No. 27J Brighton, GO, Series PT-3789, MBIA-lnsured, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	5,425,000
8,990,000	Adams County, CO, School District, GO, MSTC, Series 2002-9050,Class A, PART, FSA-lnsured, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	8,990,000
3,635,000	Arvada, CO, Water, FSA-lnsured, SPA-Dexia Credit Local, 3.950%, 10/1/07 (a)	3,635,000
	Colorado Educational & Cultural Facilities Authority Revenue:
300,000	JFMC Facilities Corp., LOC-Bank of America, 4.040%, 10/1/07 (a)	300,000
3,250,000	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 4.040%, 10/1/07 (a)	3,250,000
	National Jewish Federation Bond Program:
2,175,000	Series A-1, LOC-Bank of America, 4.040%, 10/1/07 (a)	2,175,000
3,000,000	Series A-7, LOC-Bank of America, 4.040%, 10/1/07 (a)	3,000,000
11,480,000	Series A-8, LOC-Bank of America, 4.040%, 10/1/07 (a)	11,480,000
3,695,000	Series C-3, LOC-U.S. Bank N.A., 4.040%, 10/1/07 (a)	3,695,000
6,550,000	Series D-1, LOC-JPMorgan Chase, 4.040%, 10/1/07 (a)	6,550,000
14,550,000	Parker & Denver High School Projects, LOC-Bank of America N.A., 4.090%, 10/1/07 (a)	14,550,000
	Colorado Health Facilities Authority Revenue:
9,240,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 3.880%, 10/4/07 (a)	9,240,000
	Catholic Health:
20,375,000	Series B-1, SPA-Bayerische Landesbank, 3.800%, 10/3/07 (a)	20,375,000
34,200,000	Series B-2, SPA-Bayerische Landesbank, 3.910%, 10/3/07 (a)	34,200,000
18,350,000	Series B-3, SPA-Landesbank Hessen-Thuringen, 3.910%, 10/3/07 (a)	18,350,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Colorado — 3.8% (continued)
	Colorado Springs, CO, Revenue:
$3,150,000	The Colorado College, 3.840%, 10/4/07 (a)	$3,150,000
	The Colorado College Project
8,645,000	3.850%, 10/4/07 (a)	8,645,000
3,550,000	SPA-JPMorgan Chase, 4.050%, 10/1/07 (a)	3,550,000
	Denver, CO, City & County:
10,000,000	Airport Revenue, Series 2012, MBIA-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	10,000,000
5,910,000	GO, Auditorium Theatre & Zoo, Series A, 5.500% due 8/1/08	5,997,552
4,290,000	Erie, CO, COP, LOC-Keybank N.A., 3.890%, 10/3/07 (a)	4,290,000
	Lowry Economic Redevelopment Authority Revenue, CO:
21,395,000	Improvement Series B, LOC-BNP Paribas, 3.850%, 10/3/07 (a)	21,395,000
17,145,000	Refunding, Series A, LOC-BNP Paribas, 3.850%, 10/3/07 (a)	17,145,000
	Puttable Floating Option Tax-Exempt Receipts:
13,180,000	GO, PT-4342, MBIA-lnsured, LIQ-Merrill Lynch Capital Services, 4.010%, 10/4/07 (a)(b)(c)	13,180,000
6,495,000	Series PT-4010, Denver, CO, City and County Water Commissioners, FSA-lnsured, LIQ-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	6,495,000
14,995,000	Series PT-4265, AMBAC-lnsured, 3.950%, 10/4/07 (a)(c)	14,995,000
	Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
10,200,000	3.650% due 11/1/07	10,200,000
24,500,000	3.700% due 11/1/07	24,500,000
20,000,000	3.800% due 11/1/07	20,000,000
4,260,000	Stonegate Village Metropolitan District, CO, GO, Series 1536, MBIA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	4,260,000

	Total Colorado	313,017,552

Connecticut — 0.1%
5,165,000	Connecticut State, GO, PT 1588, FSA-lnsured, SPA-Merrill Lynch Capital Services Inc., 3.950%, 10/4/07 (a)(c)	5,165,000

Delaware — 0.3%
	Delaware Transportation Authority, Transportation System Revenue:
4,000,000	FSA-lnsured, 5.000% due 7/1/08	4,038,442
5,000,000	MBIA-lnsured, 5.000% due 7/1/08	5,048,053
	University of Delaware Revenue:
8,050,000	Refunding, SPA-Landesbank Hessen-Thuringen, 4.000%, 10/1/07 (a)	8,050,000
5,575,000	Series B, SPA-Bank of America, 4.000%, 10/1/07 (a)	5,575,000

	Total Delaware	22,711,495

District of Columbia — 3.0%
	District of Columbia Revenue:
15,000,000	AARP Foundation, LOC-Bank of America, 3.870%, 10/4/07 (a)	15,000,000
13,000,000	American College of Cardiology, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	13,000,000
110,510,000	GO, Series C, FGIC-lnsured, 3.880%, 10/3/07 (a)	110,510,000
8,840,000	Hospital for Sick Children, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	8,840,000
4,900,000	Jesuit Conference, LOC-PNC Bank, 3.900%, 10/4/07 (a)	4,900,000
12,725,000	National Public Radio Inc., LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	12,725,000
13,100,000	Sidwell Friends School, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	13,100,000

See Notes to Financial Statements.

6	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

District of Columbia— 3.0% (continued)

$6,360,000	Trinity College Issue, LOC-Wachovia Bank, 3.890%, 10/4/07 (a)	$6,360,000
5,000,000	Metropolitan Washington Airports Authority, Series 2005-A, 3.850% due 11/7/07	5,000,000
	Puttable Floating Option Tax-Exempt Receipts:
7,685,000	GO, Series PT-4213, MBIA-lnsured, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	7,685,000
5,395,000	Series PT-4205, AMBAC-lnsured, LIQ-Merrill Lynch, 3.980%, 10/4/07 (a)(b)(c)	5,395,000
6,665,000	Washington D.C. Convention Center Authority, Dedicated Tax Revenue, Series 1731, AMBAC-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	6,665,000
	Washington D.C., Metro Area Trust:
25,000,000	3.730% due 10/19/07	25,000,000
15,000,000	3.680% due 11/13/07	15,000,000

	Total District of Columbia	249,180,000

Florida — 7.3%
895,000	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 4.020%, 10/1/07 (a)	895,000
	Broward County, FL:
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, Series A, LOC-Bank of America, 3.920%, 10/4/07 (a)(b)	1,000,000
4,970,000	School Board COP, MSTC, Series 9033, FSA-lnsured, PART, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	4,970,000
	Collier County, FL, EFA Revenue:
10,000,000	Ave Maria University Project, LOC-Fifth Third Bank, 3.870%, 10/4/07 (a)	10,000,000
5,690,000	International College Project, LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	5,690,000
4,500,000	Duval County, FL, HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC, 3.860%, 10/4/07 (a)	4,500,000
	Florida Housing Finance Corp. Multi-Family Revenue:
3,290,000	Arlington Apartments Series-1, LOC-Bank of America N.A., 3.930%, 10/3/07 (a)(b)	3,290,000
2,000,000	Mortgage Lake Shore Apartments, FNMA-lnsured, LIQ-FNMA, 3.900%, 10/4/07 (a)(b)	2,000,000
15,498,000	Florida Municipal Loan Council, 3.700% due 11/6/07	15,498,000
	Gainesville, FL, Utilities System Revenue:
22,400,000	Series A, SPA-State Street Bank & Trust Co., 3.880%, 10/3/07 (a)	22,400,000
1,400,000	Series C, SPA-SunTrust Bank, 4.050%, 10/1/07 (a)	1,400,000
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health System:
	Series A:
7,300,000	FGIC-lnsured, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	7,300,000
8,560,000	LOC-SunTrust Bank, 3.860%, 10/4/07(a)	8,560,000
35,580,000	Series AR-2, FGIC-lnsured, SPA-Bank of Nova Scotia, 3.860%, 10/4/07 (a)	35,580,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	7

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 7.3% (continued)
	Refunding, Adventist Health System, Series B, FGIC-lnsured, SPA-Dexia Credit Local:
$9,435,000	3.840%, 10/4/07 (a)	$9,435,000
11,335,000	3.860%, 10/4/07 (a)	11,335,000
	Hillsborough County, FL:
7,200,000	HFA, Multi-Family Revenue, Grande Oaks LLC, Apartments Project, Series A, LIQ-Fannie Mae, 3.880%, 10/4/07 (a)(b)	7,200,000
11,930,000	School District Sales Tax Revenue, MSTC, Series 9032, AMBAC-lnsured, PART, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	11,930,000
	Jacksonville, FL:
19,500,000	Econonomic Development Commission, Health Care Facilities Revenue, Series A, LOC-Fortis Bank & JPMorgan Chase, 3.930%, 10/4/07 (a)	19,500,000
	Electric Authority Revenue:
700,000	Electric Systems, Series B, SPA-Bank of America, 4.040%, 10/1/07 (a)	700,000
1,300,000	Series 2001, 3.650% due 11/8/07	1,300,000
10,300,000	TECP, Series 2000-B, 3.740% due 11/13/07 (d)	10,300,000
15,700,000	Electric Authority, Series 2001-F, TECP, SPA-Landesbank Hessen-Thuringen, 3.650% due 11/8/07	15,700,000
4,790,000	Health Facilities Authority Hospital Revenue, Series A, LOC-Bank of America NA, 4.020%, 10/1/07 (a)	4,790,000
9,350,000	Sales Tax Munitop, Series 2003-6, PART, MBIA-lnsured, SPA-LaSalle Bank, 3.930%, 10/4/07 (a)	9,350,000
42,586,000	Series C, 3.650% due 10/16/07	42,586,000
17,495,000	TECP, Series A, FGIC-lnsured, LOC-Landesbank Baden-Wurttemberg, 3.700% due 10/1/07	17,495,000
4,525,000	JEA District, FL, Water & Sewer System Revenue, Series PT-2601, MBIA-lnsured, SPA-Merrill Lynch Capital Services, 3.990%, 10/4/07 (a)(c)	4,525,000
10,300,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College Project, LOC-SunTrust Bank, 3.860%, 10/3/07 (a)(c)	10,300,000
10,000,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	10,000,000
	Miami-Dade County, FL:
13,150,000	Airis Miami LLC Project, Series A, AMBAC-lnsured, SPA-Bayerische Landesbank, 3.880%, 10/4/07 (a)(b)	13,150,000
	Aviation Revenue:
10,158,500	Series 1829, MBIA-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	10,158,500
12,500,000	Series 2084, MBIA-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	12,500,000
	IDA:
5,915,000	Educational Facilities Revenue, Belen Jesuit Preparatory School, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	5,915,000
8,300,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, LOC-JPMorgan Chase Bank, 3.790%, 10/4/07 (a)(b)	8,300,000

See Notes to Financial Statements.

8	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 7.3% (continued)
$35,700,000	Water & Sewer Revenue, Refunding, FSA-lnsured, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	$35,700,000
11,900,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	11,900,000
	Orange County, FL:
12,300,000	Health Facilities Authority Revenue, Adventist Sunbelt Health System, LOC-SunTrust Bank, 3.860%, 10/4/07 (a)	12,300,000
9,105,000	HFA, Multi-Family Revenue, Charleston Club Apartments, Series A, LOC-FNMA, 3.890%, 10/3/07 (a)(b)	9,105,000
	IDA:
10,000,000	Bishop Moore High School Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	10,000,000
3,600,000	Blood and Tissue Services, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	3,600,000
7,500,000	Tourist Development Tax Revenue, Series 1807, FGIC-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	7,500,000
16,400,000	Orlando & Orange County, FL, Expressway Authority, Refunding, Series C-3, FSA-lnsured, 3.870%, 10/4/07 (a)	16,400,000
	Palm Beach County, FL:
7,800,000	Airport System Revenue, CTFS, Series 1706, MBIA-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	7,800,000
3,300,000	Revenue, Hanley Center Project, LOC-Bank of America, 3.870%, 10/4/07 (a)	3,300,000
46,560,000	Pasco County, FL, School Board COP, AMBAC-lnsured, SPA-Landesbank Hessen-Thuringen, 3.870%, 10/4/07 (a)	46,560,000
29,265,000	Pinellas County, FL, Health Facilities Authority Revenue, Refunding, Health Systems Baycare, Series B-2, FSA-lnsured, SPA-Morgan Stanley, 3.860%, 10/4/07 (a)	29,265,000
7,000,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3966, AMBAC Insured, LIQ-Merrill Lynch, 3.960%, 10/4/07 (a)(c)	7,000,000
	Sarasota County, FL:
2,100,000	Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-lnsured, 4.050%, 10/1/07 (a)	2,100,000
29,110,000	Continuing Care Retirement Community Revenue, Refunding, Glenridge Palmer Project, LOC-Bank of Scotland, 4.050%, 10/1/07 (a)	29,110,000
9,215,000	Tallahassee-Leon County, FL, Civic Center Authority, Capital Improvement Revenue, Series A, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)(c)	9,215,000

	Total Florida	600,407,500

Georgia — 7.8%
13,000,000	Athens-Clarke County, GA, Unified Government Development Authority Revenue, Piedmont College Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	13,000,000
	Atlanta, GA:
	Airport Authority:
8,000,000	MERLOT, Series CCC, PART, FGIC Insured, SPA-Wachovia Bank, 3.970%, 10/3/07 (a)(b)	8,000,000
9,995,000	MSTC, Series 2001-137, PART, FGIC-lnsured, LIQ-Bear Stearns, 3.960%, 10/4/07 (a)(b)(c)	9,995,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	9

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Georgia — 7.8% (continued)
	Airport Revenue:
	Refunding:
$13,345,000	Series B-2, MBIA-lnsured, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	$13,345,000
17,200,000	Series C-1, MBIA-lnsured, SPA-Landesbank Hessen-Thuringen, 3.880%, 10/4/07 (a)	17,200,000
9,550,000	Series C-2, MBIA-lnsured, SPA-Wachovia Bank, 3.840%, 10/4/07 (a)	9,550,000
56,010,000	Series C-3, MBIA-lnsured, SPA-Westdeutsche Landesbank, 3.840%, 10/4/07 (a)	56,010,000
13,410,000	Series 2083, FSA-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	13,410,000
7,100,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	7,100,000
17,600,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Series A, FGIC-lnsured, SPA-Dexia Credit Local, 3.910%, 10/3/07 (a)	17,600,000
11,240,000	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	11,240,000
8,900,000	Cobb County, GA, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	8,900,000
	De Kalb County, GA:
9,000,000	Development Authority Revenue, Oglethorpe University Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	9,000,000
19,505,000	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	19,505,000
10,770,000	Water & Sewer Revenue, Series 1906, FSA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	10,770,000
14,000,000	Fayette County, GA, Hospital Authority Revenue Anticipation Certificates, Fayette Community Hospital Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	14,000,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
6,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	6,710,000
1,100,000	DFA, Spellman College Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	1,100,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust, 3.880%, 10/4/07 (a)	3,000,000
3,480,000	Holy Innocents School Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	3,480,000
15,000,000	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.870%, 10/3/07 (a)	15,000,000
23,400,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	23,400,000
5,700,000	Spellman College Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	5,700,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	4,600,000
9,000,000	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	9,000,000
16,050,000	Georgia Municipal Electric Authority, Series 1985 A, 3.850% due 10/12/07	16,050,000

See Notes to Financial Statements.

10	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Georgia — 7.8% (continued)
$2,305,000	Georgia Municipal Gas Authority Agency Project, Series C, LOC-Bank of America, Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-Thuringen, & Wachovia Bank, 3.930%, 10/3/07 (a)	$2,305,000
	Georgia State Ports Authority Revenue:
1,800,000	Colonels Island Terminal Project, LOC-Wachovia Bank, 3.960%, 10/4/07 (a)(b)	1,800,000
	Garden City Terminal Project, LOC-Sun Trust Bank:
11,000,000	3.870%, 10/3/07 (a)	11,000,000
7,940,000	3.870%, 10/3/07 (a)	7,940,000
4,650,000	Griffin Spalding County, GA, Development Authority Revenue, Industrial Development, Woodland Industrial Inc., LOC-Sun Trust Bank, 3.900%, 10/4/07 (a)(b)	4,650,000
	Gwinnett County, GA:
	Development Authority:
5,855,000	Greater Atlanta Christian School, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	5,855,000
14,500,000	Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	14,500,000
15,000,000	Development Authority Revenue, Greater Atlanta Christian Schools, LOC-SunTrust Bank,3.870%, 10/3/07 (a)	15,000,000
23,880,000	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank,3.870%, 10/3/07 (a)	23,880,000
7,610,000	Houston County, GA, Hospital Authority Revenue, LOC-Wachovia Bank N.A., 3.910%, 10/4/07 (a)	7,610,000
1,200,000	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank, 3.960%, 10/4/07 (a)(b)	1,200,000
	Macon-Bibb County, GA:
	Hospital Authority:
22,400,000	Medical Center Central Georgia, AMBAC-lnsured, SPA-SunTrust Bank, 3.860%, 10/3/07 (a)	22,400,000
14,525,000	RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	14,525,000
4,000,000	Hospital Authority Revenue, Anticipation Certificates, Medical Center Central Georgia, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	4,000,000
	Metropolitan Atlanta Rapid Transit Authority, GA:
13,000,000	3.650% due 11/6/07	13,000,000
20,000,000	3.650% due 12/6/07	20,000,000
12,500,000	3.700% due 12/6/07	12,500,000
1,180,000	Sales Tax Revenue, Series PA-528, MBIA-lnsured, PART, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	1,180,000
	Municipal Electric Authority, GA:
21,600,000	3.850% due 10/12/07	21,600,000
11,955,000	TECP, Series A, LOC-Bayerische Landesbank, Westdeutsche Landesbank and Wachovia Bank, 3.620% due 10/10/07	11,955,000
14,345,000	Puttable Floating Option Tax-Exempt Receipts, City of Atlanta, Series PT-4156, FGIC-lnsured, LIQ-Merrill Lynch Capital Services, 3.980%, 10/4/07 (a)(b)(c)	14,345,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	11

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Georgia — 7.8% (continued)
$14,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	$14,500,000
20,500,000	Richmond County Hospital Authority, University Health Services Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	20,500,000
4,900,000	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill Project, LOC-Wachovia Bank, 3.910%, 10/4/07 (a)	4,900,000
14,200,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.860%, 10/3/07(a)	14,200,000
3,515,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust, 3.980%, 10/4/07 (a)(b)	3,515,000
4,210,000	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	4,210,000

	Total Georgia	641,495,000

Hawaii — 0.3%
	Hawaii State Airport System, PART:
10,845,000	GO, MSTC, Series 2001-119, Series A, FSA-lnsured, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	10,845,000
10,225,000	MSTC, Series 2001-146, Series A, FGIC-lnsured, LIQ-Bear Stearns, 3.960%, 10/4/07 (a)(b)(c)	10,225,000
7,175,000	Puttable Floating Option Tax-Exempt Receipts, GO, Series PT-4048, AMBAC-lnsured, SPA-Merrill Lynch, 3.920%, 10/4/07 (a)(c)	7,175,000

	Total Hawaii	28,245,000

Idaho — 0.4%
30,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	30,166,050

Illinois — 8.3%
	Chicago, IL:
	GO:
9,997,000	Board of Education, Series 1732, FSA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	9,997,000
30,000,000	Series B, FGIC-lnsured, SPA-Landesbank Baden-Wurttemberg, 3.870%, 10/4/07 (a)	30,000,000
14,000,000	MFH Revenue, Central Station Project, Series A, LIQ-FNMA, 3.940%, 10/4/07 (a)(b)	14,000,000
3,255,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank, 3.970%, 10/4/07 (a)(b)	3,255,000
	O’Hare International Airport:
9,760,000	MSTC, Series 2001-158, Class A, PART, AMBAC-lnsured, LIQ-Bear Stearns, 3.960%, 10/4/07 (a)(b)(c)	9,760,000
5,075,000	Series 1933, LIQ-Morgan Stanley Municipal Funding Inc., 3.910%, 10/4/07 (a)(c)	5,075,000
1,845,000	Series 1994-C, LOC-Societe Generale, 3.820%, 10/3/07 (a)	1,845,000
	O’Hare International Airport Revenue:
1,330,000	PT-980, 4.020%, 10/4/07 (a)(b)(c)	1,330,000
14,000,000	Refunding Bonds, Third Lien, Series A, MBIA-lnsured, 5.000% due 1/1/08	14,047,004

See Notes to Financial Statements.

12	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Illinois — 8.3% (continued)
$35,300,000	Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, Series A, LOC-Bank of New York, 3.870%, 10/3/07 (a)	$35,300,000
	Waterworks Revenue:
83,225,000	Refunding, Second Lien, MBIA-lnsured, SPA-Dexia Credit Local, 3.840%, 10/4/07 (a)	83,225,000
5,540,000	Series 2011, AMBAC-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	5,540,000
	Cook County, IL:
	GO:
500,000	Capital Improvement, Series E, SPA-Depfa Bank PLC, 3.850%, 10/4/07 (a)	500,000
3,500,500	Series 458, FGIC-lnsured PART, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)	3,500,500
	IDR:
1,625,000	Kenneth Properties Project, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	1,625,000
1,895,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	1,895,000
7,185,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-Fifth Third Bank, 3.900%, 10/4/07 (a)	7,185,000
	DuPage County, IL:
23,850,000	Revenue, Morton Arboretum Project, LOC-Bank of America N.A., 3.870%, 10/4/07 (a)	23,850,000
	Transportation Revenue, MSTC, PART:
9,995,000	Series 2001-139, Class A, FSA-lnsured, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	9,995,000
710,000	Series 2001-140, Class A, FSA-lnsured, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	710,000
14,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.860%, 10/4/07 (a)	14,715,000
4,300,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project, LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank, LOC-Bank One N.A., 3.910%, 10/3/07 (a)	4,300,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 3.850%, 10/3/07 (a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	5,000,000
2,195,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	2,195,000
3,250,000	Six West Hubbard Street, LOC-LaSalle Bank, 3.850%, 10/1/07 (a)(b)	3,250,000
4,210,000	Jewish Federation of Metropolitan Chicago Projects, AMBAC-lnsured, SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	4,210,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 3.880%, 10/4/07 (a)	4,500,000
4,200,000	Xavier University Project, Series A, LOC-LaSalle Bank, 3.900%, 10/4/07 (a)	4,200,000
	Illinois Finance Authority Revenue:
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase, 3.880%, 10/4/07 (a)	7,300,000
7,500,000	Educational Facility de Salle Project, 3.900%, 10/5/07 (a)	7,500,000
9,000,000	Elmhurst College, LOC-Bank of America N.A., 3.870%, 10/4/07 (a)	9,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	13

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Illinois — 8.3% (continued)
$7,000,000	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.930%, 10/4/07 (a)	$7,000,000
5,000,000	Illinois College, LOC-U.S. Bank, 3.870%, 10/4/07 (a)	5,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Company, 3.850%, 10/3/07 (a)	4,000,000
29,600,000	Landing at Plymouth Place, Series C, LOC-LaSalle Bank, 3.860%, 10/4/07 (a)	29,600,000
30,900,000	LOC-Wachovia Bank N.A., 4.160%, 10/26/07 (a)	30,900,000
7,100,000	Northwestern University, Subordinated Series A, 3.750%, 10/3/07 (a)	7,100,000
	Resurrection Health:
4,000,000	Series B, LOC-JPMorgan Chase, 4.180%, 10/1/07 (a)	4,000,000
1,675,000	Series C, LOC-Lasalle Bank N.A., 3.840%, 10/4/07 (a)	1,675,000
17,000,000	Smith Village Project, Series C, LOC-LaSalle Bank, 3.880%, 10/4/07 (a)	17,000,000
66,950,000	The Clare at Water Project, Series D, LOC-LaSalle Bank, 3.880%, 10/4/07 (a)	66,950,000
5,790,000	Uhlich Children’s Advantage, LOC-JPMorgan Chase, 3.890%, 10/4/07 (a)	5,790,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 3.930%, 10/3/07 (a)	8,300,000
7,500,000	LOC-Harris Trust & Savings Bank, 3.930%, 10/3/07 (a)	7,500,000
	Illinois Health Facilities Authority:
11,250,000	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank, 3.930%, 10/4/07 (a)	11,250,000
7,320,000	Rosalind Franklin University of Medicine and Sciences, LOC-Bank One, 3.880%, 10/3/07 (a)	7,320,000
	Illinois Housing Development Authority:
	Multi-Family Revenue:
2,335,000	Community Howard Theater, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	2,335,000
10,200,000	Lakeshore Plaza, Series A, MBIA-lnsured, SPA-Bank One N.A., 3.880%, 10/3/07 (a)	10,200,000
6,215,000	MFH Revenue, Refunding, Mortgage, Hyde Park Tower Series A, FNMA-lnsured, LIQ-FNMA, 3.940%, 10/3/07 (a)(b)	6,215,000
10,230,000	Illinois State, GO, Series 534, FGIC-lnsured, 3.910%, 10/4/07 (a)(c)	10,230,000
3,320,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank NA, 3.940%, 10/4/07 (a)(b)	3,320,000
3,300,000	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 3.950%, 10/3/07 (a)(b)	3,300,000
10,800,000	Oak Forest Illinois Revenue, Weekly Mode-Homewood Pool, LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	10,800,000
1,170,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	1,170,000
4,725,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 3.940%, 10/4/07 (a)(b)	4,725,000
4,995,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978, FGIC-lnsured, SPA-Merrill Lynch, 3.980%, 10/4/07 (a)(b)(c)	4,995,000
4,810,000	Regional Transportation Authority of Illinois, MERLOT, Series A-73, PART, MBIA-lnsured, LIQ-Wachovia Bank, 3.920%, 10/3/07 (a)	4,810,000
70,000,000	State of Illinois, GO, CTFS, 4.250% due 11/9/07	70,036,400

See Notes to Financial Statements.

14	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Illinois — 8.3% (continued)
$6,000,000	University of Illinois, COP, MSTC, Series 9031, AMBAC-lnsured, PART, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	$6,000,000
5,285,000	Will County, IL, Forest Preservation District, GO, Insured-MBIA, SPA-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	5,285,000

	Total Illinois	687,610,904

Indiana — 1.4%
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC-JPMorgan Chase Bank, 3.860%, 10/5/07 (a)	7,550,000
2,515,000	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 3.990%, 10/4/07 (a)(b)	2,515,000
	Indiana Health and Educational Facilities Financing Authority Revenue:
7,035,000	Refunding, Community Village Hartsfield, Series A, LOC-Harris N.A., 3.860%, 10/4/07 (a)	7,035,000
11,000,000	Union Hospital Inc., Series A, LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	11,000,000
8,700,000	Indiana Health Facilities Financing Authority Revenue, Franciscan Eldercare Project, Series B, LOC-LaSalle Bank, 3.860%, 10/4/07 (a)	8,700,000
8,025,000	Indiana State Development Finance Authority Revenue, Educational Facilities, Heritage School Project, LOC-Keybank N.A., 3.930%, 10/3/07 (a)	8,025,000
	Indianapolis, IN:
10,000,000	3.850% due 10/18/07	10,000,000
8,335,000	Apartment Authority, 3.850% due 10/4/07	8,335,000
2,300,000	Local Public Improvement Bond Bank, Waterworks Project, Series G-3, MBIA-lnsured, SPA-Depfa Bank PLC, 3.850%, 10/4/07 (a)	2,300,000
	Refunding, Waterworks Project:
31,040,000	Series G-1, MBIA-lnsured, SPA-Depfa Bank PLC, 3.860%, 10/4/07 (a)	31,040,000
10,145,000	Series G-2, MBIA-lnsured, SPA-Depfa Bank PLC, 3.860%, 10/4/07 (a)	10,145,000
5,175,000	West Clark 2000 School Building Corp., Series 2631, MBIA-lnsured, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	5,175,000

	Total Indiana	111,820,000

Iowa — 0.7%
965,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank, 4.100%, 10/1/07 (a)	965,000
	Iowa Finance Authority:
1,865,000	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-lnsured, SPA-Wachovia Bank, 3.880%, 10/3/07 (a)	1,865,000
4,800,000	MFH, Series B, SPA-Dexia Credit Local, 3.880%, 10/4/07 (a)(b)	4,800,000
6,000,000	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo Bank, 3.860%, 10/4/07 (a)	6,000,000
	Iowa Higher Education Loan Authority Revenue:
8,600,000	MBIA-lnsured, LIQ-JPMorgan Chase, 3.960%, 10/3/07 (a)	8,600,000
12,500,000	Private Collateral Facility, Grinnell College, 3.850%, 10/4/07 (a)	12,500,000
8,000,000	Private College, University of Dubuque, LOC-Northern Trust Company, 4.050%, 10/1/07 (a)	8,000,000
13,495,000	Iowa State Vision Special Fund MSTC, Series 2001-173, PART, MBIA-lnsured, LIQ-Bear Stearns, 3.920%, 10/4/07 (a)(c)	13,495,000

	Total Iowa	56,225,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	15

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Kansas — 1.0%
$6,765,000	Kansas State Development Finance Authority, Hospital Revenue, Adventist Health, Sunbelt Series C, LOC-Sun Trust Bank, 3.880%, 10/4/07 (a)	$6,765,000
	Kansas State Department of Transportation Highway Revenue:
6,200,000	Series C-1, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.800%, 10/4/07 (a)	6,200,000
6,000,000	Series C-3, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.800%, 10/4/07 (a)	6,000,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project, FHLMC-lnsured, LIQ-FHLMC, 3.880%, 10/4/07 (a)	4,500,000
45,000,000	Wichita, KS, GO, Series 220, 4.500% due 2/7/08	45,124,393
10,935,000	Wyandotte County-Kansas City, KS, Unified Government, Temporary Notes, Series V, 3.600% due 11/1/07	10,935,000

	Total Kansas	79,524,393

Kentucky — 0.7%
2,715,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust, 3.980%, 10/4/07 (a)(b)	2,715,000
11,000,000	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130, PART, FSA-lnsured, LIQ-Societe Generale, 3.940%, 10/3/07 (a)	11,000,000
17,000,000	County of Allen, KY, Revenue, Camp Courageous Project,
	LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	17,000,000
14,950,000	Georgetown, KY, Industrial Building Revenue, Refunding,
	Georgetown College Project, LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	14,950,000
12,790,000	Kentucky State Municipal Power Agency, Power System Revenue,
	MBIA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	12,790,000

	Total Kentucky	58,455,000

Louisiana — 1.1%
30,000,000	Ascension Parish, LA, Industrial Development Board Inc., Revenue, Geismar Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	30,000,000
8,150,000	Jefferson Parish, LA, School Board Sales & Use Tax Revenue, AMBAC-lnsured, LIQ-Merrill Lynch Capital Services, 3.950%, 10/4/07 (a)(c)	8,150,000
10,000,000	Louisiana Public Facilities Authority Revenue, Comm-Care Louisiana Project, LOC-JPMorgan Chase, 3.870%, 10/4/07 (a)	10,000,000
	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
27,020,000	Refunding, Loop LLC Project, Series A, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	27,020,000
17,705,000	Series B, LOC-JPMorgan Chase, 3.870%, 10/3/07 (a)	17,705,000

	Total Louisiana	92,875,000

Maine — 0.0%
1,360,000	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, Series A, LOC-Sun Trust Bank, 3.950%, 10/3/07 (a)(b)	1,360,000

Maryland — 3.6%
13,650,000	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.880%, 10/3/07 (a)	13,650,000
49,100,000	Baltimore County, MD, Public Improvement BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank Girozentrale, 3.750% due 10/5/07	49,100,000

See Notes to Financial Statements.

16	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Maryland — 3.6% (continued)
$8,200,000	Howard County, MD, Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA, 3.860%, 10/4/07 (a)	$8,200,000
6,650,000	Maryland CDA, Department of Housing and Community, Series F, SPA-Lloyds Bank PLC, 3.870%, 10/4/07 (a)(b)	6,650,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-Sun Trust Bank, 3.870%, 10/3/07 (a)	1,530,000
	Maryland State Economic Development Corp. Revenue, Refunding, Constellation Energy Inc.:
5,050,000	Series A, LOC-Wachovia Bank, 3.830%, 10/4/07 (a)	5,050,000
500,000	Series B, LOC-Wachovia Bank, 3.830%, 10/4/07 (a)	500,000
	Maryland State Health & Higher EFA Revenue
500,000	Gilman School, LOC-SunTrust Bank, 3.860%, 10/3/07 (a)	500,000
20,250,000	Holton-Arms School, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	20,250,000
9,280,000	Stone Ridge School of the Sacred Heart, Series A, LOC-Sun Trust Bank, 3.870%, 10/3/07 (a)	9,280,000
25,000,000	University of Maryland Medical System, Series A, AMBAC-lnsured, SPA-JPMorgan Chase, 3.870%, 10/4/07 (a)	25,000,000
7,613,000	Maryland State Health & Higher EFA, TECP, Johns Hopkins Hospital Pooled Loan Programs, Series C, 3.650% due 10/2/07	7,613,000
72,875,000	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of America, 3.950%, 10/3/07 (a)(b)	72,875,000
15,000,000	Maryland State Transportation Authority Grant & Revenue Anticipation, Refunding, 4.500% due 3/1/08	15,052,018
	Montgomery County, MD:
	EDA Bonds, Howard Hughes Medical Institute Facilities:
8,500,000	Series A, 3.870%, 10/3/07 (a)	8,500,000
19,400,000	Series C, 3.870%, 10/3/07 (a)	19,400,000
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A., 3.870%, 10/4/07 (a)	5,570,000
	GO:
3,700,000	BAN, Public Improvement, Series B, SPA-Dexia Credit Local, 4.050%, 10/1/07 (a)	3,700,000
1,600,000	BAN, Series A, 4.010%, 10/1/07 (a)	1,600,000
8,220,000	Housing Opportunities Commission Multi-Family Revenue, Housing Development, Series C, GNMA/FNMA/FHLMC-lnsured, SPA-Depfa Bank PLC, 3.890%, 10/4/07 (a)(b)	8,220,000
1,000,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	1,000,000
16,660,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal Life Care Community Inc., Series B, LOC-LaSalle Bank N.A., 3.880%, 10/4/07 (a)	16,660,000

	Total Maryland	299,900,018

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	17

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Massachusetts — 2.3%
	Massachusetts State DFA:
	Revenue
$6,000,000	Lasell College, LOC-Citizens Bank of MA, 3.860%, 10/4/07 (a)	$6,000,000
3,900,000	MFH-Avalon Acton Apartments, FNMA-lnsured, 3.890%, 10/4/07 (a)(b)	3,900,000
11,410,000	Phillips Academy, SPA-Bank of New York, 3.880%, 10/4/07 (a)	11,410,000
7,700,000	St Mark’s School, LOC-Bank of America, 3.840%, 10/4/07 (a)	7,700,000
16,200,000	Wentworth lnstitute, AMBAC-lnsured, SPA-State Street Bank & Trust Co., 3.880%, 10/4/07 (a)	16,200,000
4,700,000	Solid Waste Disposal Revenue, Newark Group Project, Series A,
	LOC-JPMorgan Chase, 3.900%, 10/3/07 (a)(b)	4,700,000
	Massachusetts State HEFA:
	Partners Healthcare Systems:
13,245,000	Series D-3, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	13,245,000
2,830,000	Series D-6, 4.050%, 10/1/07 (a)	2,830,000
	Revenue:
	TECP, Harvard University, Series EE:
16,500,000	3.640% due 10/4/07	16,500,000
16,900,000	3.650% due 11/6/07	16,900,000
5,650,000	Williams College, Series E, 3.860%, 10/3/07 (a)	5,650,000
	Massachusetts State Water Resources Authority:
4,000,000	3.7 50% due 10/2/07	4,000,000
	Multi-Modal, General Subordinated:
1,150,000	Series B, FGIC-lnsured, SPA-Bayerische Landesbank,
	3.860%, 10/3/07 (a)	1,150,000
2,240,000	Series C, FGIC-lnsured, LIQ-Bayerische Landesbank,
	3.860%, 10/3/07 (a)	2,240,000
	Puttable Floating Option Tax-Exempt Receipts:
8,445,000	GO, PT-4191, MBIA-lnsured, LIQ-Merrill Lynch Capital Services,
	3.940%, 10/4/07 (a)(b)(c)	8,445,000
4,945,000	PT-3938, FSA-lnsured, LIQ-Merrill Lynch Capital Services Inc.,
	3.960%, 10/4/07 (a)(b)(c)	4,945,000
19,065,000	Series PT-4034, FSA-lnsured, LIQ-Merrill Lynch Capital Services,
	3.940%, 10/4/07 (a)(b)(c)	19,065,000
11,170,000	Series PT-4139, FSA-lnsured, SPA-Merrill Lynch Capital Services,
	3.940%, 10/4/07 (a)(b)(c)	11,170,000
34,980,000	Series PT-4183, 3.940%, 10/4/07 (a)	34,980,000

	Total Massachusetts	191,030,000

Michigan — 3.1%
5,270,000	Allendale, Ml, Public School District, Series 1937, FSA-lnsured, LIQ-Morgan Stanley Municipal Funding Inc., 3.910%, 10/4/07 (a)(c)	5,270,000
	Detroit, Ml:
1,960,000	City School District, GO, P Floats PT-3126, FSA-lnsured, LIQ-Merrill
	Lynch Capital Services Inc., 3.940%, 10/4/07 (a)(c)	1,960,000
7,000,000	School Building Munitops, GO, Series 2002-29, PART, FGIC-lnsured,
	SPA-ABN AMRO, 3.930%, 10/4/07 (a)	7,000,000
22,500,000	Sewer Disposal Revenue, Systems Second Lien, Series A, FGIC-lnsured, SPA-Depfa Bank PLC, 3.850%, 10/4/07 (a)	22,500,000

See Notes to Financial Statements.

18	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Michigan — 3.1% (continued)
$7,415,000	Ecorse, Ml, Public School District GO, P Floats Pt-2680, FSA/Q-SBLF-lnsured,
	LIQ-Merrill Lynch Capital Services Inc., 3.990%, 10/4/07 (a)(c)	$7,415,000
6,030,000	Kent Hospital Finance Authority, Ml, Michigan Limited Obligation Revenue,
	Pine Rest Christian Health, LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	6,030,000
40,000,000	Michigan Higher EFA, Refunding, Ltd. Obligation Calvin, Series A,
	LOC-JPMorgan Chase Bank, 3.860%, 10/5/07 (a)	40,000,000
20,000,000	Michigan State, HDA, Series C, SPA-Depfa Bank PLC, 3.860%, 10/3/07 (a)	20,000,000
6,845,000	Michigan State Building Authority Revenue, Series PT-2807,
	AMBAC-lnsured, SPA-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	6,845,000
	Michigan State Hospital Finance Authority Revenue:
7,500,000	Ltd. Obligation Radiation, LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	7,500,000
4,755,000	Trinity Health Credit, Series E, SPA-Bank of Nova Scotia,
	4.050%, 10/1/07 (a)	4,755,000
10,800,000	Michigan State Strategic Fund, Grand Rapid Christian School,
	LOC-Fifth Third Bank, 3.880%, 10/5/07 (a)	10,800,000
5,180,000	Michigan State University Revenue, Series A, 4.000%, 10/1/07 (a)	5,180,000
4,050,000	Michigan Technological University Revenue, Series A, AMBAC-lnsured,
	SPA-Depfa Bank PLC, 3.850%, 10/3/07 (a)	4,050,000
6,015,000	Milan, Ml, Area Schools, GO, Refunding, Q-SBLF-lnsured, LOC-Landesbank
	Hessen-Thuringen, 3.800%, 10/4/07 (a)	6,015,000
5,500,000	Northern Michigan University, Ml, Revenue, General, AMBAC-lnsured,
	SPA-Depfa Bank PLC, 4.050%, 10/1/07 (a)	5,500,000
	Puttable Floating Option Tax-Exempt Receipts:
10,000,000	GO, PT-4404, FSA-lnsured, LIQ-Merrill Lynch Capital Services,
	3.940%, 10/4/07 (a)(c)	10,000,000
17,955,000	Michigan Housing Development, Series PT-4101, FSA-lnsured,
	LIQ-Merrill Lynch Capital Services, 3.960%, 10/4/07 (a)(b)(c)	17,955,000
5,700,000	Southfield, Ml, Economic Development, Lawrence Tech University
	Project, LOC-JPMorgan Chase, 3.960%, 10/3/07 (a)	5,700,000
	University of Michigan Revenue:
15,235,000	3.590% due 11/9/07	15,235,000
12,390,000	3.550% due 11/14/07	12,390,000
	Hospital:
2,700,000	Series A, 4.050%, 10/1/07 (a)	2,700,000
31,135,000	Series B, 3.850%, 10/4/07 (a)	31,135,000

	Total Michigan	255,935,000

Minnesota — 0.7%
5,090,000	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA,
	3.940%, 10/4/07 (a)(b)	5,090,000
2,910,000	Crystal, MN, MFH, FHLMC-lnsured, LIQ-FHLMC, 3.990%, 10/4/07 (a)(b)	2,910,000
7,400,000	Minneapolis City, MN, Health Care System Revenue, Fairview Health
	Services, Series B, AMBAC-lnsured, SPA-Royal Bank of Canada,
	3.850%, 10/3/07 (a)	7,400,000
3,500,000	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP,
	Series A, 3.690% due 11/1/07	3,500,000
8,500,000	Minnesota School Districts Tax & Aid Anticipation Borrowing Program
	Certificates, Aid Anticipation Certificates Indebtedness,
	4.500% due 8/28/08	8,563,919

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	19

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Minnesota — 0.7% (continued)
$4,995,000	Northern Municipal Power Agency, Minnesota Electric System Revenue,
	CTFS, Series 46, FSA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	$4,995,000
5,250,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4038,
	FGIC-lnsured, LIQ-Merrill Lynch, 3.980%, 10/4/07 (a)(b)(c)	5,250,000
11,500,000	Rochester, MN, GO, Waste Water, Series B, SPA-Depfa Bank PLC,
	3.840%, 10/4/07 (a)	11,500,000
10,000,000	St Paul, MN, Housing & Redevelopment Authority, MFH Revenue,
	Highland Ridge Project, FHLMC-lnsured, LIQ-FHLMC, 3.880%, 10/4/07 (a)	10,000,000

	Total Minnesota	59,208,919

Mississippi — 0.4%
35,000,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources
	Mississippi LLC Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	35,000,000
1,000,000	Mississippi Development Bank, Special Obligation, Refunding, East
	Mississippi Correction Facility Series A, FGIC-lnsured, SPA-Royal
	Bank of Canada, 3.870%, 10/4/07 (a)	1,000,000

	Total Mississippi	36,000,000

Missouri — 1.5%
35,000,000	Curators of the University of Missouri, Capital Projects Notes,
	Series FY-2007-08-A, 4.500% due 6/30/08	35,201,862
	Kansas City, MO, IDA:
6,200,000	MFH, Crooked Creek Apartments Project, Series A, LOC-LaSalle
	Bank, 3.940%, 10/4/07 (a)(b)	6,200,000
7,850,000	Revenue, Ewing Marion Kauffman, Series A, 4.050%, 10/1/07 (a)	7,850,000
1,100,000	Missouri Development Finance Board, Cultural Facilities Revenue,
	Nelson Gallery Foundation, Series B, MBIA-lnsured,
	SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	1,100,000
	Missouri State HEFA, Revenue:
1,000,000	BJC Health Systems, Series B, SPA-Bank of Nova Scotia & JP Morgan
	Chase Bank, 4.040%, 10/1/07 (a)	1,000,000
580,000	St. Francis Medical Center, Series A, LOC-Bank of America N.A.,
	4.050%, 10/1/07 (a)	580,000
	Washington University, Series B:
6,200,000	SPA-Dexia Credit Local, 4.000%, 10/1/07 (a)	6,200,000
2,600,000	SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	2,600,000
9,310,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4013,
	FSA-lnsured, LIQ-Merrill Lynch, 3.980%, 10/4/07 (a)(b)(c)	9,310,000
	St. Charles County, MO:
600,000	IDA, IDR, Casalon Apartments Project, FNMA-Collateralized,
	3.860%, 10/4/07 (a)	600,000
1,400,000	Public Water Supply, District No. 2, COP, Series A, LOC-Bank of
	America NA, 3.870%, 10/4/07 (a)	1,400,000
	St. Louis County, MO, IDA:
4,000,000	MFH Revenue, Black Forest Apartments Project, FNMA-lnsured,
	LIQ-FNMA, 3.940%, 10/4/07 (a)(b)	4,000,000
9,500,000	Parque Carondelet Apartment Project, LIQ-FHLMC,
	3.950%, 10/4/07 (a)(b)	9,500,000
18,000,000	Pelican Cove Project, LIQ-FNMA, 3.830%, 10/4/07 (a)	18,000,000

See Notes to Financial Statements.

20	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Missouri — 1.5% (continued)
$10,000,000	Refunding, Merchandise Mart, Series A, LIQ-FHLMC, 3.910%,
	10/4/07 (a)(b)	$10,000,000
10,053,500	St. Louis, MO, Parking Revenue, Series 1712, MBIA-lnsured,
	LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	10,053,500

	Total Missouri	123,595,362

Montana — 0.0%
2,400,000	Montana State HFA Revenue, Health Care Pooled Loan Program,
	Series A, FGIC-lnsured, SPA-Wells Fargo Bank, 3.880%, 10/4/07 (a)	2,400,000

Nebraska — 1.1%
6,000,000	Nebraska IFA, MFH Riverbend Apartments Project, LOC-LaSalle Bank,
	3.940%, 10/4/07 (a)(b)	6,000,000
	Nebraska Public Power District, TECP:
25,200,000	3.820% due 10/2/07	25,200,000
22,700,000	Series A, LIQ-Bank of Nova Scotia, 3.650% due 10/2/07	22,700,000
	Public Power Generation Agency Revenue:
16,060,000	MERLOT, Series-D34,AMBAC-lnsured, SPA-Wachovia Bank,
	3.920%, 10/4/07 (a)(c)	16,060,000
14,565,000	Series 1827, AMBAC-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	14,565,000
7,000,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4054,
	AMBAC-lnsured, LIQ-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	7,000,000

	Total Nebraska	91,525,000

Nevada — 1.2%
	Carson City, NV, Hospital Revenue:
9,200,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank,
	3.860%, 10/4/07 (a)	9,200,000
29,900,000	Tahoe Hospital Project, Series B, LOC-U.S. Bank, 3.860%, 10/4/07 (a)	29,900,000
	Las Vegas Valley, NV, Water District:
5,000,000	3.650% due 10/9/07	5,000,000
5,000,000	TECP, Series 2004B, SPA-BNP Paribas & Lloyds Bank, 3.870% due 10/1/07	5,000,000
3,170,000	Nevada Housing Division, Multi-Unit Housing Revenue, Series A,
	LOC-Wachovia Bank N.A., 3.930%, 10/4/07 (a)(b)	3,170,000
	Puttable Floating Option Tax-Exempt Receipts:
	GO:
11,000,000	Series PT-4221, FGIC-lnsured, LIQ-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	11,000,000
1,800,000	Series PT-4385, AMBAC-lnsured, LIQ-Merrill Lynch Capital Services,
	4.020%, 10/4/07 (a)(b)(c)	1,800,000
9,725,000	Las Vegas McCarran International Airport, Series PT-4108, AMBAC-lnsured,
	LIQ-Merrill Lynch Capital Services, 3.980%, 10/4/07 (a)(b)(c)	9,725,000
4,995,000	Series PT-4203, AMBAC-lnsured, LIQ-Merrill Lynch,
	3.980%, 10/4/07 (a)(b)(c)	4,995,000
	Truckee Meadows Water Authority:
5,950,000	3.680% due 11/6/07	5,950,000
10,250,000	3.650% due 12/6/07	10,250,000

	Total Nevada	95,990,000

New Hampshire — 0.6%
	New Hampshire HEFA Revenue:
4,440,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
	3.870%, 10/4/07 (a)	4,440,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	21

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

New Hampshire — 0.6% (continued)
	New Hampshire State Business Finance Authority:
$25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase Bank, 3.850%, 10/4/07 (a)	$25,000,000
14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 3.940%, 10/4/07 (a)(b)	14,000,000
1,700,000	Luminescent Systems Inc., LOC-HSBC Holding PLC,
	4.150%, 10/3/07 (a)(b)	1,700,000

	Total New Hampshire	45,140,000

New Jersey — 1.7%
72,255,000	New Jersey State Transportation Trust Fund Authority, AMBAC-lnsured,
	LIQ-Morgan Stanley, 3.890%, 10/4/07 (a)(c)	72,255,000
68,500,000	State of New Jersey, TRAN, 4.500% due 6/24/08	68,935,796

	Total New Jersey	141,190,796

New Mexico — 0.7%
61,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	61,341,753

New York — 0.2%
6,000,000	ABN-Amro Munitops CTFS Trust, GO, Series 2004-11, FSA-lnsured,
	SPA-ABN Amro Bank NV, 3.930%, 10/4/07 (a)(c)	6,000,000
13,066,000	New York State Power Authority, TECP, Series 1, LIQ-Bank of New York,
	Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase,
	Landesbank Hessen-Thuringen, State Street Bank & Trust Co. &
	Wachovia Bank, 3.650% due 10/15/07	13,066,000

	Total New York	19,066,000

North Carolina — 3.3%
16,450,000	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank,
	3.880%, 10/4/07 (a)	16,450,000
1,720,000	Chatham, NC, COP, Series PT-3738, AMBAC-lnsured,
	SPA-Merrill Lynch Capital Services, 3.990%, 10/4/07 (a)(c)	1,720,000
7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, Ltd. Obligation, Industrial Silvio Property,
	LOC-Fifth Third Bank, 3.910%, 10/5/07 (a)(b)	7,700,000
53,395,000	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.870%, 10/4/07 (a)	53,395,000
	Mecklenburg County, NC, COP:
12,735,000	SPA-Depfa Bank PLC, 3.840%, 10/4/07 (a)	12,735,000
2,080,000	SPA-Landesbank Hessen-Thuringen, 3.840%, 10/4/07 (a)	2,080,000
6,100,000	New Hanover County, NC, Hospital Revenue, Refunding, New Hanover
	Regional, Series A-1, FSA-lnsured, SPA-Wachovia Bank,
	3.850%, 10/3/07 (a)	6,100,000
1,200,000	North Carolina Agricultural Financial Authority, Agricultural
	Development Revenue, Coastal Carolina GIN Project,
	LOC-Wachovia Bank, 3.960%, 10/4/07 (a)(b)	1,200,000
	North Carolina Capital Facilities Finance Agency:
4,380,000	Duke Energy Carolinas Project B, SPA-Wachovia Bank,
	3.890%, 10/4/07 (a)(b)	4,380,000
	Educational Facilities Revenue:
10,800,000	Mars Hill College, LOC-Wachovia Bank N.A., 3.860%, 10/4/07 (a)	10,800,000
6,165,000	Shaw University, LOC-Bank of America, 3.870%, 10/4/07 (a)	6,165,000
10,750,000	Recreational Facilities Revenue, YMCA Guarantee Charlotte Project,
	Series B, LOC-Wachovia Bank N.A., 3.870%, 10/4/07 (a)	10,750,000

See Notes to Financial Statements.

22	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

North Carolina — 3.3% (continued)
	North Carolina Capital Facilities Finance Agency Revenue:
$8,905,000	Elon University, LOC-Bank of America N.A., 3.850%, 10/3/07 (a)	$8,905,000
18,000,000	St. Mary’ School, LOC-Wachovia Bank, 3.870%, 10/4/07 (a)	18,000,000
15,400,000	YMCA of the Triangle Area, LOC-Wachovia Bank N.A.,
	3.870%, 10/4/07 (a)	15,400,000
3,715,000	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia Bank,
	3.890%, 10/4/07 (a)	3,715,000
5,135,000	North Carolina HFA, Home Ownership, Series 15-C, FSA-lnsured,
	SPA-Bank of America, 3.880%, 10/3/07 (a)(b)	5,135,000
	North Carolina Medical Care Commission:
2,200,000	Duke University Hospital, Series B, LOC-Wachovia Bank,
	3.840%, 10/4/07 (a)	2,200,000
1,915,000	Lutheran Retirement Project, LOC-Bank of America, 3.870%, 10/4/07 (a)	1,915,000
	North Carolina State Education Assistance Authority:
22,100,000	Revenue, Student Loan, Series A-3, AMBAC-lnsured,
	SPA-Bank of America N.A., 3.920%, 10/4/07 (a)(b)	22,100,000
35,870,000	Student Loan, Series A-4, AMBAC-lnsured, SPA-Wachovia Bank,
	3.890%, 10/4/07 (a)(b)	35,870,000
24,290,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978,
	FGIC-lnsured, SPA-Merrill Lynch, 3.980%, 10/4/07 (a)(b)(c)	24,290,000
2,800,000	Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz
	Craft Corp. Inc. Facility, LOC-PNC Bank N.A., 3.890%, 10/5/07 (a)(b)	2,800,000

	Total North Carolina	273,805,000

Ohio — 3.7%
8,870,000	American Municipal Power-Ohio Inc., Combustion Turbine Project,
	LOC-Keybank N.A., 3.870%, 10/4/07 (a)	8,870,000
5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project,
	Series B, SPA-JPMorgan Chase, 3.870%, 10/4/07 (a)	5,000,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives,
	Series B-1, SPA-Bank of New York, 3.780%, 10/3/07 (a)	1,200,000
6,900,000	Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth
	Systems Project, LOC-Keybank N.A., 3.910%, 10/4/07 (a)	6,900,000
11,680,000	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village
	of Dublin, Series A, LOC-ABN AMRO, 3.860%, 10/4/07 (a)	11,680,000
	Hamilton County, OH:
10,415,000	Sales Tax Revenue, Series 1820, AMBAC-lnsured, LIQ-Morgan
	Stanley, 3.910%, 10/4/07 (a)(c)	10,415,000
15,125,000	Sewer System Revenue, Series PT-3736, MBIA-lnsured, SPA-Merrill
	Lynch Capital Shares, 3.900%, 10/4/07 (a)(c)	15,125,000
19,730,000	Hamilton, OH, School District, GO, Series 1649, FSA-lnsured,
	LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	19,730,000
4,130,000	Lakewood, OH, Educational Facilities Revenue, St. Edward High
	School Project, LOC-Fifth Third Bank, 3.890%, 10/4/07 (a)	4,130,000
31,275,000	Montgomery County, OH, Revenue, Catholic Health Initiatives,
	Series B-2, 3.900%, 10/3/07 (a)	31,275,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	23

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Ohio — 3.7% (continued)
	Ohio State Air Quality Development Authority:
$12,000,000	PCR, FirstEnergy, Series A, LOC-Barclays Bank PLC, 3.850%, 10/24/07 (a)	$12,000,000
	Revenue:
5,465,000	FirstEnergy, Series A, LOC-Keybank N.A., 3.850%, 10/1/07 (a)	5,465,000
32,400,000	Refunded, Pollution, First Energy, Series A, LOC-Wachovia Bank N.A.,
	3.860%, 10/3/07 (a)(b)	32,400,000
	Ohio State Higher Educational Facilities:
7,780,000	Marietta College Project, LOC-JPMorgan Chase, 3.870%, 10/4/07 (a)	7,780,000
14,000,000	Ohio State University, 2005 Series F, TECP, 3.650% due 10/2/07	14,000,000
	Pooled Financing Program:
6,765,000	Series A, LOC-Fifth Third Bank, 3.870%, 10/4/07 (a)	6,765,000
1,385,000	Series B, LOC-Fifth Third Bank, 3.870%, 10/4/07 (a)	1,385,000
9,835,000	Ohio State Higher Educational Facility Commission Revenue, Higher
	Educational Facility-Pooled Program, Series A, LOC-Fifth Third Bank,
	3.870%, 10/4/07 (a)	9,835,000
11,000,000	Ohio State University, 3.690% due 10/9/07	11,000,000
	Ohio State, GO:
2,900,000	Common Schools, Series B, 3.770%, 10/3/07 (a)	2,900,000
7,105,000	Refunding, Infrastructure Improvement, Series A, 3.800%, 10/3/07 (a)	7,105,000
	Puttable Floating Option Tax-Exempt Receipts:
	GO:
10,635,000	Series PT-41 32, MBIA-lnsured, LIQ-Merrill Lynch Capital Services,
	3.900%, 10/4/07 (a)(c)	10,635,000
5,910,000	Series PT-4138, FSA-lnsured, LIQ-Merrill Lynch Capital Services,
	3.950%, 10/4/07 (a)(c)	5,910,000
11,830,000	Series PT-4058, MBIA-lnsured, LIQ-Merrill Lynch, 3.900%, 10/4/07 (a)(c)	11,830,000
9,990,000	Series PT-4180, AMBAC-lnsured, LIQ-Merrill Lynch Capital Services,
	3.950%, 10/4/07 (a)(c)	9,990,000
38,438,000	University of Akron, OH, General Receipts, FGIC-lnsured, SPA-Dexia
	Credit Local, 3.840%, 10/4/07 (a)	38,438,000

	Total Ohio	301,763,000

Oklahoma — 0.6%
	Oklahoma State Student Loan Authority:
18,500,000	Series A-1, MBIA Insured, LIQ-JPMorgan Chase, 3.920%, 10/3/07 (a)(b)	18,500,000
30,455,000	Series A-2, MBIA-lnsured, SPA-JPMorgan Chase, 3.920%, 10/3/07 (a)(b)	30,455,000

	Total Oklahoma	48,955,000

Oregon — 1.1%
29,400,000	City of Salem, OR, Water & Sewer, 3.710% due 10/1/07	29,400,000
	Multnomah County, OR:
15,000,000	GO, TRAM, 4.250% due 6/30/08	15,056,025
7,000,000	Hospital Facilities Authority Revenue, Terwilliger Plaza Project,
	Series C, LOC-Bank of America N.A., 3.880%, 10/4/07 (a)	7,000,000
	Oregon State Department of Transportation Highway User Tax Revenue,
	Subordinated Lien:
135,000	Series B-1, LOC-Dexia Credit Local, 3.830%, 10/4/07 (a)	135,000
12,700,000	Series B-3, SPA-Dexia Credit Local, 3.830%, 10/4/07 (a)	12,700,000

See Notes to Financial Statements.

24	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oregon — 1.1% (continued)
$2,100,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.900%, 10/4/07 (a)	$2,100,000
	Oregon State GO, Veterans Welfare:
100,000	Series 85, SPA-Dexia Credit Local, 4.050%, 10/1/07 (a)	100,000
6,460,000	Series 86, SPA-Dexia Credit Local, 4.050%, 10/1/07 (a)	6,460,000
	Oregon State Housing & Community Services:
	Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	3.950%, 10/3/07 (a)(b)	5,000,000
5,000,000	3.900%, 10/4/07 (a)(b)	5,000,000
10,500,000	Single-Family Mortgage, Series PG-C, SPA-State Street Bank & Trust Co., 3.950%, 10/3/07 (a)(b)	10,500,000

	Total Oregon	93,451,025

Pennsylvania — 5.7%
	Beaver County, PA:
20,800,000	IDA, PCR, Revenue, FirstEnergy, Series B, LOC-Barclays Bank PLC, 3.870%, 10/3/07 (a)	20,800,000
25,000,000	Series B, FSA-lnsured, SPA-Dexia Credit Local, 3.850%, 10/4/07 (a)	25,000,000
1,300,000	Bucks County, PA, St. Mary Hospital Authority, Catholic Health, Series B, SPA-Landesbank Hessen-Thurigen, 3.750%, 10/3/07 (a)	1,300,000
4,570,000	Chartiers Valley, PA, Industrial & Commercial Development Authority Revenue, Refunding, Asbury Place, Series A, LOC-Fifth Third Bank, 3.890%, 10/4/07 (a)	4,570,000
20,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System, Series A, LOC-PNC Bank, 3.900%, 10/4/07 (a)	20,000,000
7,000,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia Bank, 3.920%, 10/4/07 (a)	7,000,000
6,227,500	Gateway, PA, School District Allegheny County, GO, Series 1680, FSA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	6,227,500
6,600,000	Geisinger Authority PA Health Systems, Geisinger Health System, SPA-Bank of America, 4.030%, 10/1/07 (a)	6,600,000
1,500,000	Indiana County, PA, IDA, PCR, Refunding Exelon Generation, Series A, LOC-BNP Paribas, 4.210%, 10/1/07 (a)(b)	1,500,000
	Lancaster County Hospital Authority Revenue:
11,875,000	AMBAC-lnsured, LIQ-PNC Bank, 3.860%, 10/3/07 (a)	11,875,000
12,870,000	Health Center, Masonic Homes, AMBAC-lnsured, LIQ-Wachovia Bank N.A., 3.860%, 10/3/07 (a)	12,870,000
24,800,000	Manheim, PA, CSD, GO, Series 2004, FSA-lnsured, SPA-Dexia Credit Local, 3.870%, 10/4/07 (a)	24,800,000
	Manheim Township, PA, School District, GO, FSA-lnsured, SPA-Royal Bank of Canada:
9,000,000	3.870%, 10/4/07 (a)	9,000,000
8,550,000	3.870%, 10/4/07 (a)	8,550,000
17,500,000	Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A., 3.860%, 10/4/07 (a)	17,500,000
8,205,000	North Lebanon, PA, Municipal Sewer Revenue, FSA-lnsured, SPA-Dexia Credit Local, 3.890%, 10/4/07 (a)	8,205,000
12,325,000	North Pennsylvania Water Authority, FGIC-lnsured, SPA-Depfa Bank PLC, 3.870%, 10/4/07 (a)	12,325,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	25

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pennsylvania — 5.7% (continued)
$3,500,000	Northampton County, PA, Pennsylvania HFA, Single Family Mortgage, Series-87C, LOC-Depfa Bank PLC, 3.820%, 10/3/07 (a)(b)	$3,500,000
9,300,000	Pennsylvania Higher Educational Facilities Authority, AMBAC-lnsured, LIQ-PNC Bank, 3.880%, 10/4/07 (a)	9,300,000
2,135,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 82B, SPA-Landesbank Hessen, 3.880%, 10/3/07 (a)(b)	2,135,000
19,150,000	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue, Philadelphia Funding, AMBAC-lnsured, SPA-JPMorgan Chase, 3.870%, 10/4/07 (a)	19,150,000
	Pennsylvania State Turnpike Commission:
24,295,000	Registration Fee Revenue, Refunding Series D, FSA-lnsured, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	24,295,000
	Revenue:
7,140,000	Series B, AMBAC-lnsured, SPA-JPMorgan Chase, 3.880%, 10/4/07 (a)	7,140,000
12,045,000	Series C, AMBAC-lnsured, SPA-JPMorgan Chase, 3.860%, 10/4/07 (a)	12,045,000
600,000	Series U, SPA-Dexia Credit Local, 3.830%, 10/4/07 (a)	600,000
	Pennsylvania State, GO:
11,415,000	First Series, 5.000% due 10/1/08	11,581,564
7,212,500	Series 696, FSA-lnsured, LIQ-Morgan Stanley Dean Witter, 3.910%, 10/4/07 (a)(c)	7,212,500
	Philadelphia, PA:
42,900,000	GasWorks Revenue, 3.830% due 10/4/07	42,900,000
	GO:
5,970,000	Series PT-1506, FSA-lnsured, SPA-Merrill Lynch Capital Services, 3.950%, 10/4/07 (a)(c)	5,970,000
14,500,000	TRAN, Series A, 4.500% due 6/30/08	14,587,063
3,200,000	Hospitals & Higher EFA, Revenue, Children’s Hospital Project Series A, SPA-JPMorgan Chase, 4.030%, 10/1/07 (a)	3,200,000
40,000,000	School District, TRAN, Series A, LOC-Bank of America N.A., 4. 500% due 6/27/08	40,222,655
9,984,000	Pocono Mountain, PA, School District, GO, Series 1681, FSA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	9,984,000
	Puttable Floating Option Tax-Exempt Receipts:
3,375,000	Floats PT-4209, MBIA-lnsured, LIQ-Merrill Lynch Capital Services, 3.980%, 10/4/07 (a)(b)(c)	3,375,000
12,300,000	GO, Series PT-3942, Allegheny County, PA, FSA-lnsured, SPA-Merrill Lynch, 3.910%, 10/4/07 (a)(c)	12,300,000
4,995,000	Philadelphia PA Water and Wastewater, Series PT-4120, AMBAC-lnsured, LIQ-Merrill Lynch Capital Services, 3.950%, 10/4/07 (a)(c)	4,995,000
10,000,000	Temple University of the Commonwealth System of Higher Education, PA, University Funding Obligation, 4.250% due 4/24/08	10,034,202
4,200,000	University of Pittsburgh, PA, Various Refunding University Capital Project, Series A, SPA-Fortis Bank & Banco Bilbao Vizcaya, 3.850%, 10/4/07 (a)	4,200,000
15,000,000	Washington County, PA, Hospital Authority Revenue, Hospital Washington, Hospital Project B, LOC-Wachovia Bank N.A., 3.860%, 10/4/07 (a)	15,000,000
1,465,000	West Cornwall Township Municipal Authority, PA, General Government Loan Program, FSA-lnsured, SPA-Dexia Credit Local, 3.870%, 10/4/07 (a)	1,465,000

See Notes to Financial Statements.

26	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pennsylvania — 5.7% (continued)
$8,415,000	Westmoreland County, PA, Municipal Authority Services Revenue, Series 1682, FSA-lnsured, LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)(c)	$8,415,000

	Total Pennsylvania	471,729,484

Rhode Island — 0.3%
10,800,000	Rhode Island Health and Educational Building Corp. Revenue, Catholic Schools Program, Series A, LOC-Citizens Bank of Rhode Island, 3.870%, 10/3/07 (a)	10,800,000
4,315,000	Rhode Island Housing & Mortgage Finance Corp., Series 2049, FSA-lnsured, LIQ-Morgan Stanley, 3.960%, 10/4/07 (a)(b)(c)	4,315,000
1,065,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank & Trust Co., 3.950%, 10/3/07 (a)(b)	1,065,000
6,000,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series 1768, AMBAC-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	6,000,000

	Total Rhode Island	22,180,000

South Carolina — 1.3%
51,930,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, Series B, SPA-Wachovia Bank, 3.870%, 10/4/07 (a)	51,930,000
13,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 3.870%, 10/4/07 (a)	13,500,000
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue, Subseries B-3, AMBAC-lnsured, SPA-JPMorgan Chase, 3.860%, 10/3/07 (a)	3,000,000
	South Carolina Jobs EDA:
4,500,000	Christ Church Episcopal, LOC-Wachovia Bank, 3.910%, 10/4/07 (a)	4,500,000
5,000,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of America N.A., 3.870%, 10/4/07 (a)	5,000,000
6,100,000	Health Sciences Medical University, LOC-Wachovia Bank, 3.910%, 10/4/07 (a)	6,100,000
	South Carolina, EFA, Private Non-Profit Institutions:
10,000,000	Presbyterian College Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	10,000,000
3,900,000	Refunding & Improvement, Anderson, LOC-Bank of America NA, 3.870%, 10/4/07 (a)	3,900,000
5,960,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank, 3.960%, 10/4/07 (a)	5,960,000
4,600,000	University of South Carolina, School of Medicine, Education Trust Healthcare Facilities, LOC-Wachovia Bank, 3.890%, 10/4/07 (a)	4,600,000

	Total South Carolina	108,490,000

South Dakota — 0.2%
18,800,000	South Dakota State, HEFA Revenue, Rapid City Regional Hospital, MBIA-lnsured, SPA-U.S. Bank, 4.050%, 10/1/07 (a)	18,800,000

Tennessee — 3.6%
	Blount County, TN:
36,500,000	Health & Educational Facilities Board Revenue, Maryville College Project, LOC-Bank of America NA, 3.870%, 10/4/07 (a)	36,500,000
9,085,000	PBA, Local Government Public Improvement, Series D-9-A, AMBAC-lnsured, SPA-Depfa Bank PLC, 3.880%, 10/4/07 (a)	29,085,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	27

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Tennessee — 3.6% (continued)
$8,700,000	Chattanooga, TN, IDB Revenue, YMCA Metropolitan Chattanooga Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	$8,700,000
	Clarksville, TN:
	PBA:
16,085,000	LOC-SunTrust Bank, 3.870%, 10/4/07 (a)	16,085,000
4,055,000	Tennessee Municipal Bond Fund, LOC-Bank of America, 3.870%, 10/4/07 (a)	4,055,000
8,300,000	Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America, 4.100%, 10/1/07 (a)	8,300,000
10,000,000	Franklin County, TN, HEFA, University of the South Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	10,000,000
8,900,000	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding & Improvement Laughlin Memorial, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	8,900,000
7,700,000	Jefferson County, TN, Health and Education Facilities, Carson Newman College, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	7,700,000
2,220,000	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	2,220,000
	Metropolitan Government Nashville & Davidson County, TN:
16,100,000	3.650% due 10/1/07	16,100,000
10,190,000	3.900% due 10/1/07	10,190,000
35,890,000	3.650% due 10/2/07	35,890,000
41,400,000	3.650% due 10/16/07	41,400,000
	Health & Educational Facilities Board, Revenue:
11,965,000	Educational Facilities, Belmont University Project, LOC-SunTrust Bank, 3.860%, 10/3/07 (a)	11,965,000
10,000,000	Housing, Hickory Creek Apartments Project, LOC-Fifth Third Bank, 3.970%, 10/5/07 (a)(b)	10,000,000
9,700,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	9,700,000
	IDB:
6,000,000	Country Music Hall of Fame, LOC-Bank of America, 3.860%, 10/4/07 (a)	6,000,000
4,600,000	Revenue, Trevecca Nazarene University Project, LOC-SunTrust Bank, 3.870%, 10/3/07 (a)	4,600,000
1,495,000	Montgomery County, TN, PBA, Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.870%, 10/4/07 (a)	1,495,000
	Sevier County, TN:
	PBA, Local Government Improvement:
2,920,000	Series ll-D-2, AMBAC- lnsured, SPA-KBC Bank, 3.880%, 10/4/07 (a)	2,920,000
2,800,000	Series ll-E-1, AMBAC-lnsured, LIQ-KBC Bank, 3.880%, 10/4/07 (a)	2,800,000
4,080,000	Series lll-E-2, AMBAC-lnsured, SPA-Landesbank Hessen-Thuringen, 3.880%, 10/4/07 (a)	4,080,000
4,215,000	PBA, Local Government Public Improvement: Series lll-B-2, AMBAC-lnsured, SPA-Landesbank Hessen-Thuringen, 3.880%, 10/4/07 (a)	4,215,000

	Total Tennessee	292,900,000

See Notes to Financial Statements.

28	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 13.9%
	Austin, TX:
$4,995,000	Electric Utilities System Revenue, Series PT-3911, AMBAC-lnsured, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	$4,995,000
4,110,000	GO, COP, COP, 5.250% due 9/1/08	4,168,184
15,000,000	TECP, 3.550% due 12/3/07	15,000,000
	Utilities System Revenue:
14,970,000	3.680% due 11/13/07	14,970,000
45,461,000	3.720% due 12/4/07	45,461,000
2,600,000	3.730% due 12/4/07	2,600,000
15,590,000	Water & Wastewater System Revenue, MSTC, Series 9009, Class A, PART, FSA-lnsured, LOC-Bear Stearns, 3.920%, 10/4/07 (a)(c)	15,590,000
	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
6,975,000	HFA, Series 2001-2, MBIA-lnsured, SPA-Westdeutsche Landesbank, 4.040%, 10/1/07 (a)	6,975,000
1,005,000	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	1,005,000
6,565,000	Series B-1, MBIA-lnsured, SPA-Morgan Guaranty Trust, 4.040%, 10/1/07 (a)	6,565,000
5,095,000	Series B-2, MBIA-lnsured, SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	5,095,000
14,820,000	Capital Area Cultural Education Facilities Finance Corp., TX, Roman Catholic Diocese, LOC-Wachovia Bank, 3.950%, 10/4/07 (a)	14,820,000
22,800,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.870%, 10/4/07 (a)	22,800,000
28,000,000	City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe, 3.700% due 11/7/07	28,000,000
	Dallas, TX, Water & Sewer, TECP, Series B:
15,985,000	3.680% due 11/2/07	15,985,000
2,018,000	3.680% due 11/6/07	2,018,000
1,404,000	3.750% due 11/6/07	1,404,000
6,900,000	Dallas-Fort Worth, TX, International Airport, PART, MBIA-lnsured, LIQ-Societe Generale, 3.980%, 10/3/07 (a)(b)	6,900,000
18,530,000	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured, SPA-LaSalle Bank, 3.930%, 10/4/07 (a)(c)	18,530,000
19,990,000	Grand Prairie, TX, ISD, GO, Munitop, Series 2000-20, PART, PSFG-Insured, SPA-ABN AMRO, 3.920%, 10/4/07 (a)	19,990,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 3.650% due 12/1/07 (d)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:
5,000,000	Amoco Oil Co. Project, Water Pollution Control Contract Revenue, 3.700% due 1/15/08 (d)	5,000,000
9,200,000	BP Amoco Oil Co. Project, 3.700% due 10/1/07 (b)(d)	9,200,000
7,500,000	PCR, Refunding, Exxon Project, 4.110%, 10/1/07 (a)	7,500,000
	Harris County, TX:
	Flood Control District, TECP:
10,795,000	3.740% due 10/4/07	10,795,000
800,000	3.800% due 10/4/07	800,000
1,200,000	LOC-Landesbank Hessen-Thuringen, 3.700% due 10/4/07	1,200,000
6,380,000	Health Facilities Development Corp. Revenue, YMCA of Greater Houston Area, LOC-JPMorgan Chase, 4.040%, 10/1/07 (a)	6,380,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	29

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 13.9% (continued)
	TAN:
$25,000,000	4.000% due 2/28/08	$25,035,048
80,000,000	4.500% due 2/28/08	80,273,231
8,000,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, Series B, LOC-BNP Paribas, 3.880%, 10/4/07 (a)	8,000,000
15,000,000	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, 3.700% due 3/1/08 (d)	15,000,000
	Houston, TX:
27,750,000	3.740% due 11/13/07	27,750,000
	Airport Systems:
5,000,000	3.760% due 11/20/07	5,000,000
12,500,000	3.780% due 11/20/07	12,500,000
5,000,000	3.800% due 11/2 1/07	5,000,000
11,500,000	3.830% due 11/21/07	11,500,000
2,995,000	PART, Series 845-X, FSA-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)	2,995,000
	GO:
10,000,000	3.700% due 10/10/07	10,000,000
10,000,000	TECP, Series D, LIQ-Depfa Bank PLC, 3.650% due 11/8/07	10,000,000
15,500,000	Higher Education Finance Corp., Rice University Project TECP, Series A, 3.650% due 10/15/07	15,500,000
75,000,000	TRAN, 4.500% due 6/30/08	75,431,137
	Katy, TX, ISD:
13,500,000	GO, PSFG, SPA-Bank of America, 3.870%, 10/4/07 (a)	13,500,000
23,950,000	School Building, Series C, 3.870%, 10/4/07 (a)	23,950,000
10,850,000	Los Fresnos, TX, Consolidated, ISD, GO, Series 1698, PSFG-lnsured, LIQ-Morgan Stanley, 3.910%, 10/4/07 (a)(c)	10,850,000
9,050,000	Lubbock, TX, ISD, GO, School Building, Series A, PSF-GTD Insured, SPA-Bank of America N.A., 3.870%, 10/4/07 (a)	9,050,000
5,000,000	Matagorda County, TX, Navigation District No. 1, PCR, Series 1673, AMBAC-lnsured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	5,000,000
5,530,000	McKinney, TX GO, P-Floats PT-2722, 3.990%, 10/4/07 (a)(c)	5,530,000
2,015,000	North Harris, TX, Montgomery Community College, FGIC-lnsured, SPA-Westdeutsche Landesbank, 3.870%, 10/4/07 (a)	2,015,000
17,000,000	North Texas Higher Education Authority, Student Loan, Series B, LOC-Bank of America & Dexia Credit Local, 3.900%, 10/3/07 (a)(b)	17,000,000
15,700,000	North Texas Throughway Authority, Dallas North Throughway System Revenue, Series B, FSA-lnsured, 3.880%, 10/3/07 (a)	15,700,000
	North Texas Tollway Authority, Dallas North Thruway Systems Authority:
19,750,000	3.820% due 10/2/07	19,750,000
15,000,000	3.840% due 10/2/07	15,000,000
9,000,000	3.750% due 10/4/07	9,000,000
10,000,000	Northern Texas Higher Education Authority, Student Loan Revenue, Series A, LOC-Lloyds Bank PLC, 3.880%, 10/3/07 (a)(b)	10,000,000
7,255,000	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-lnsured, SPA-Merrill Lynch Capital Services Inc., 3.990%, 10/4/07 (a)(c)	7,255,000
24,670,000	Pasadena, TX, ISD, GO, Series B, FSA-lnsured, LIQ-Bank of America, 3.870%, 10/4/07 (a)	24,670,000

See Notes to Financial Statements.

30	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 13.9% (continued)
	Puttable Floating Option Tax-Exempt Receipts:
	GO:
$7,600,000	Series PT-3927, Galena Park, TX, ISO, PSF-GTD, SPA-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	$7,600,000
5,475,000	Series PT-3928, AMBAC-lnsured, SPA-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	5,475,000
5,840,000	Series PT-3949, FGIC-lnsured, LIQ-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	5,840,000
6,850,000	Series PT-3972, FGIC-lnsured, SPA-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	6,850,000
10,245,000	Series PT-3976, FSA-lnsured, LIQ-Merrill Lynch, 3.980%, 10/4/07 (a)(b)(c)	10,245,000
3,330,000	Series PT-4039, AMBAC-lnsured, SPA-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	3,330,000
11,215,000	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG, LIQ-Societe Generale, 3.940%, 10/3/07 (a)	11,215,000
	San Antonio, TX, Electric:
52,050,000	3.650% due 10/9/07	52,050,000
5,000,000	3.650% due 11/8/07	5,000,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric, 3.890%, 10/4/07 (a)(b)	5,150,000
376,000	Southwest Higher Education Authority Inc., Southern Methodist University, SPA-Bank of New York, 3.850%, 10/3/07 (a)	376,000
9,935,000	Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility, Refunding, Northwest Senior Edgemere Project, Series B, LOC-Lasalle Bank NA, 3.880%, 10/4/07 (a)	9,935,000
	Texas State:
	GO, Veterans Housing Assistance:
2,550,000	Land Series A, SPA-Depfa Bank PLC, 3.950%, 10/3/07 (a)(b)	2,550,000
9,480,000	Series II-B, SPA-Depfa Bank PLC, 3.950%, 10/3/07 (a)(b)	9,480,000
25,000,000	Series ll-C-2, SPA-Depfa Bank PLC, 3.910%, 10/3/07 (a)(b)	25,000,000
	PFA, TECP:
15,000,000	3.780% due 10/15/07	15,000,000
6,000,000	3.650% due 11/8/07	6,000,000
10,900,000	Series 2002A, 3.650% due 10/16/07	10,900,000
75,000,000	TRAN, 4. 500% due 8/28/08	75,525,050
21,000,000	Veterans Housing Assistance, Series II-B, SPA-Dexia Credit Local, 3.950%, 10/3/07 (a)(b)	21,000,000
11,000,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue, BAN, Second Tier, 5.000% due 6/1/08	11,092,673
12,500,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JP Morgan Chase Bank, 4.000%, 10/1/07 (a)	12,500,000
30,000,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.860%, 10/4/07 (a)	30,000,000
7,845,000	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal School, LOC-JPMorgan Chase, 3.960%, 10/4/07 (a)	7,845,000

	Total Texas	1,144,024,323

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	31

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Utah — 1.5%
$6,600,000	Emery County, UT, PCR, Refunding, Pacificorp Projects, AMBAC-lnsured,
	SPA-Bank of Nova Scotia, 4.040%, 10/1/07 (a)	$6,600,000
3,600,000	Intermountain Power Agency Utilities, TECP, Series 2009E,
	AMBAC-lnsured, SPA-JPMorgan Chase, 3.750% due 10/15/07	3,600,000
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
20,365,000	Series A, SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	20,365,000
13,905,000	Series B, SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	13,905,000
49,500,000	Utah County, UT, Hospital Revenue, IHC Health Services Inc.,
	Series C, SPA-Westdeutsche Landesbank, 3.860%, 10/4/07 (a)	49,500,000
	Utah Housing Corp. Single Family Mortgage Revenue:
7,200,000	Series C, Class I, LIQ-Bayerische Landesbank, 3.930%, 10/3/07 (a) (b)	7,200,000
2,000,000	Series G, LIQ-Depfa Bank PLC, 3.930%, 10/3/07 (a)(b)	2,000,000
3,000,000	Series A, Class 1, SPA-Depfa Bank PLC, 3.930%, 10/3/07 (a)(b)	3,000,000
1,520,000	Utah State Board of Regents Revenue, University of Utah Hospital,
	Series B, MBIA-lnsured, SPA-Depfa Bank PLC, 4.050%, 10/1/07 (a)	1,520,000
7,670,000	Utah Water Finance Agency Revenue, P Floats PT-2740, AMBAC-lnsured,
	SPA-Merrill Lynch Capital Services Inc., 3.990%, 10/4/07 (a)(c)	7,670,000
	Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
820,000	Series A, SPA-Landesbank Hessen-Thuringen, 4.050%, 10/1/07 (a)	820,000
9,300,000	Series C, SPA-Landesbank Hessen-Thuringen, 4.040%, 10/1/07 (a)	9,300,000

	Total Utah	125,480,000

Vermont — 0.1%
	Vermont Educational & Health Buildings Financing Agency Revenue:
1,600,000	Brattleboro Memorial Hospital, Series A, LOC-BankNorth,
	4.000%, 10/1/07 (a)	1,600,000
2,525,000	Hospital, Northeastern Vermont, Series A, LOC-TD Banknorth NA,
	4.000%, 10/1/07 (a)	2,525,000

	Total Vermont	4,125,000

Virginia — 0.9%
4,135,000	Capital Region Airport Commission, VA, Passenger Facilities Charge
	Revenue, Series A, LOC-Wachovia Bank, 3.910%, 10/4/07 (a)(b)	4,135,000
10,565,000	Fairfax County Redevelopment & Housing Authority Revenue, BAN,
	Affordable Housing, 4.000% due 2/12/08	10,578,262
22,380,000	Fairfax County, VA, EDA Revenue, Refunding, Retirement Greenspring,
	Series B, LOC-Wachovia Bank N.A., 3.860%, 10/4/07 (a)	22,380,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	3.920%, 10/4/07 (a)(b)	3,000,000
1,250,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation,
	LOC-Bank of America, 4.080%, 10/1/07 (a)	1,250,000
5,890,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4064,
	FSA-lnsured, SPA-Merrill Lynch, 4.020%, 10/4/07 (a)(b)(c)	5,890,000
6,540,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
	3.870%, 10/3/07 (a)	6,540,000
3,500,000	Virginia Beach, VA, Development Authority, IMS Gear Project,
	LOC-Wachovia Bank, 3.960%, 10/4/07 (a)(b)	3,500,000

See Notes to Financial Statements.

32	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Virginia — 0.9% (continued)
$2,200,000	Virginia College Building Authority, VA, Educational Facilities
	Revenue, Refunding, University Richmond Project, SPA-Suntrust
	Bank, 4.080%, 10/1/07 (a)	$2,200,000
12,500,000	Virginia Commonwealth University, VA, Series B, AMBAC-lnsured,
	SPA-Wachovia Bank NA, 4.080%, 10/1/07 (a)	12,500,000
3,755,000	Virginia Port Authority Commonwealth Port Fund Revenue, Resolution,
	5.000% due 7/1/08 (b)	3,787,731
1,380,000	Virginia Small Business Finance Authority, Ennstone Inc. Project,
	LOC-Wachovia Bank, 3.960%, 10/4/07 (a)(b)	1,380,000

	Total Virginia	77,140,993

Washington — 1.8%
	Everett, WA, IDC:
5,680,000	King County, WA, Housing Authority, Overlake Project, LOC-Bank
	of America, 3.920%, 10/4/07 (a)(b)	5,680,000
1,745,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	3.990%, 10/4/07 (a)(b)	1,745,000
4,810,000	Pierce County, WA, GO, Series 2840, AMBAC-lnsured, SPA-Merrill
	Lynch Capital Services Inc., 3.990%, 10/4/07 (a)(c)	4,810,000
100,000	Seattle, WA, Water System Revenue, Series A, LOC-Bayerische
	Landesbank, 3.870%, 10/3/07 (a)	100,000
	Washington State, GO:
14,265,000	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns,
	3.920%, 10/4/07 (a)(c)	14,265,000
4,092,000	Series 1095, AMBAC-lnsured, LIQ-Morgan Stanley,
	3.910%, 10/4/07 (a)(c)	4,092,000
14,155,000	Series 2001-6, PART, MBIA-lnsured, SPA-LaSalle Bank,
	3.930%, 10/4/07 (a)	14,155,000
15,000,000	Washington State Health Care Facilities Authority, Highline
	Medical Center, LOC-Bank of America, 3.870%, 10/4/07 (a)	15,000,000
22,450,000	Washington State Health Care Facilities Authority Revenue,
	Multicare Health Systems, Series D, FSA-lnsured, SPA-U.S.
	Bank NA, 4.080%, 10/1/07 (a)	22,450,000
1,000,000	Washington State Public Power Supply System Nuclear Project No. 1
	Revenue, Series A, 7.000% due 7/1/08	1,024,346
	Washington State:
5,500,000	EDA, Solid Waste Disposal Revenue, Waste Management Project,
	Series C, LOC-Bank of America, 3.930%, 10/3/07 (a)(b)	5,500,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, Series A, LOC-U.S.
	Bank, 4.050%, 10/1/07 (a)(b)	3,550,000
	HFC:
	MFH, Revenue:
5,165,000	Olympic Heights Apartments, LOC-FNMA, 3.880%, 10/4/07 (a)	5,165,000
2,880,000	Valley View Apartments Project, LIQ-FNMA, 3.880%, 10/4/07 (a)	2,880,000
38,900,000	Non-Profit Revenue, Skyline at First Hill Project, Series C,
	LOC-Bank of America N.A., 3.860%, 10/4/07 (a)	38,900,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	33

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Washington — 1.8% (continued)
	Housing Finance Community, MFH Revenue:
$3,400,000	Heatherwood, Series A, Remarketed 6/1/07, FHLMC-lnsured,
	LIQ-FHLMC, 3.940%, 10/4/07 (a)(b)(c)	$3,400,000
7,805,000	Regency Park, Series A, Remarketed 6/1/07, FHLMC-lnsured,
	LIQ-FHLMC, 3.940%, 10/4/07 (a)(b)	7,805,000

	Total Washington	150,521,346

West Virginia — 0.1%
4,860,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3950,
	FGIC-lnsured, SPA-Merrill Lynch, 3.990%, 10/4/07 (a)(c)	4,860,000

Wisconsin — 2.4%
5,905,000	D.C. Everest, Wl, Area School District, GO, P Floats Pt-2772, FSA-lnsured,
	SPA-Merrill Lynch Capital Services Inc., 3.990%, 10/4/07 (a)(c)	5,905,000
9,625,000	Oostburg, Wl, IDR, Dutchland Plastics Corp. Project, LOC-Fifth
	Third Bank, 3.900%, 10/5/07 (a)(b)	9,625,000
6,830,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3929,
	FGIC-lnsured, LIQ-Merrill Lynch, 3.950%, 10/4/07 (a)(c)	6,830,000
12,155,000	University of Wisconsin, Hospitals and Clinics Authority Revenue,
	MBIA-lnsured, LIQ-U.S. Bank, 3.880%, 10/3/07 (a)	12,155,000
7,000,000	Wisconsin Center District, Wl, Tax Revenue, Series A, LOC-U.S. Bank,
	3.880%, 10/3/07 (a)	7,000,000
	Wisconsin Housing & EDA Home Ownership Revenue:
6,525,000	Series C, SPA-FHLB, 3.880%, 10/3/07 (a)	6,525,000
8,000,000	Series E, SPA-FHLB, 3.950%, 10/3/07 (a)(b)	8,000,000
965,000	Series I, FSA-lnsured, SPA-Dexia Credit Local, 3.880%, 10/3/07 (a)(b)	965,000
115,000,000	Wisconsin State, Notes, 4.500 due 6/16/08	115,602,545
18,245,000	Wisconsin State GO, TECP, Series 2002A, 3.650% due 10/9/07	18,245,000
8,000,000	Wisconsin State HEFA Revenue, Gundersen Lutheran, Series A,
	FSA-lnsured, SPA-Dexia Public Finance Bank, 4.050%, 10/1/07 (a)	8,000,000

	Total Wisconsin	198,852,545

Wyoming — 0.6%
500,000	Converse County, WY, PCR, Pacificorp Projects, AMBAC-lnsured,
	SPA-JPMorgan Chase, 4.040%, 10/1/07 (a)	500,000
12,700,000	Sweetwater County, WY, Environmental Important Revenue,
	Simplot Phosphates LLC, LOC-Rabobank Netherlands,
	3.920%, 10/3/07 (a)(b)	12,700,000
	Wyoming CDA, Housing Revenue:
5,000,000	3.910%, 10/3/07 (a)(b)	5,000,000
	Series 2:
7,000,000	SPA-State Street Bank & Trust Co., 3.910%, 10/3/07 (a)(b)	7,000,000
7,850,000	SPA-Westdeutsche Landesbank AG, 3.910%, 10/3/07 (a)(b)	7,850,000
7,700,000	Series 4, SPA-State Street Bank & Trust Co., 3.910%, 10/3/07 (a)(b)	7,700,000
10,000,000	Series 7, SPA-State Street Bank & Trust Co., 3.910%, 10/3/07 (a)(b)	10,000,000

	Total Wyoming	50,750,000

	TOTAL INVESTMENTS — 97.8% (Cost— $8,069,993,666#)	8,069,993,666
	Other Assets in Excess of Liabilities — 2.2%	183,104,428

	TOTAL NET ASSETS — 100.0%	$8,253,098,094

See Notes to Financial Statements.

34	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Agency
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
IFC	— Industrial Finance Corporation
ISD	— Independent School District
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PBA	— Public Building Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	35

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Summary of Investments by Industry*

Education	15.0%
General Obligation	14.4
Hospitals	13.3
Transportation	10.4
Miscellaneous	9.1
Water & Sewer	5.9
Industrial Development	5.7
Utilities	5.6
Tax Allocation	4.0
Public Facilities	3.9
Housing: Multi-Family	3.3
Life Care Systems	3.0
Housing: Single-Family	2.8
Finance	1.9
Pollution Control	1.2
Solid Waste	0.3
Government Facilities	0.2

100%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2007 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
A-1	39.7%
VMIG1	18.5
F1	8.4
SP-1	8.2
AAA/Aaa	6.1
AA/Aa	2.6
MIG1	0.7
P-1	0.3
A	0.1
NR	15.4

100%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary; then Fitch

See pages 37 and 38 for definition of ratings.

See Notes to Financial Statements.

36	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such change can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	37

Bond Ratings (unaudited) (continued)

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

38	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$8,069,993,666
Receivable for Fund shares sold	154,513,871
Receivable for securities sold	146,600,823
Interest receivable	43,888,729
Prepaid expenses	218,543
Other assets	81,475

Total Assets	8,415,297,107

LIABILITIES:
Payable for Fund shares repurchased	145,607,970
Payable for securities purchased	12,000,000
Investment management fee payable	2,718,002
Distribution fees payable	681,047
Due to custodian	538,908
Distributions payable	291,668
Deferred compensation payable	146,825
Trustees’ fees payable	93,873
Accrued expenses	120,720

Total Liabilities	162,199,013

Total Net Assets	$8,253,098,094

NET ASSETS:
Par value (Note 3)	$82,523
Paid-in capital in excess of par value	8,252,602,126
Undistributed net investment income	144,464
Accumulated net realized gain on investments	268,981

Total Net Assets	$8,253,098,094

Shares Outstanding:
Class A	8,252,335,400

Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	39

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$153,270,575

EXPENSES:
Investment management fee (Note 2)	16,348,418
Distribution fees (Note 2)	4,092,912
Registration fees	260,471
Transfer agent fees	197,595
Insurance	84,504
Legal fees	55,555
Trustees’ fees	44,851
Shareholder reports	27,928
Custody fees	26,480
Audit and tax	25,700
Miscellaneous expenses	24,318

Total Expenses	21,188,732

Net Investment Income	132,081,843

Net Realized Gain on Investments	78,216

Increase in Net Assets From Operations	$132,160,059

See Notes to Financial Statements.

40	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited) and the year ended March 31, 2007

	September 30	March 31

OPERATIONS:
Net investment income	$132,081,843	$236,200,180
Net realized gain	78,216	405,857

Increase in Net Assets From Operations	132,160,059	236,606,037

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(132,081,843)	(236,200,180)
Net realized gains	—	(533,414)

Decrease in Net Assets From Distributions to Shareholders	(132,081,843)	(236,733,594)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	22,319,568,909	40,345,026,749
Reinvestment of distributions	127,897,815	229,947,074
Cost of shares repurchased	(22,426,726,500)	(39,816,267,804)

Increase in Net Assets From Fund Share Transactions	20,740,224	758,706,019

Increase in Net Assets	20,818,440	758,578,462

NET ASSETS:
Beginning of period	8,232,279,654	7,473,701,192

End of period*	$8,253,098,094	$8,232,279,654

* Includes undistributed net investment income of:	$144,464	$144,464

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	41

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2007(1)		2007		2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.016		0.031		0.022	0.009	0.005	0.009
Net realized gain(2)	0.000		0.000		0.000	0.000	0.000	0.000

Total Income From Operations	0.016		0.031		0.022	0.009	0.005	0.009

Less Distributions From:
Net investment income	(0.016)		(0.031)		(0.022)	(0.009)	(0.005)	(0.009)
Net realized gains	—		0.000	(2)	—	0.000 (2)	0.000 (2)	0.000 (2)

Total Distributions	(0.016)		(0.031)		(0.022)	(0.009)	(0.005)	(0.009)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(3)	1.62%		3.10%		2.19%	0.90%	0.48%	0.85%

Net Assets, End of Period (millions)	$8,253		$8,232		$7,474	$7,080	$7,287	$7,813

Ratios to Average Net Assets:
Gross expenses	0.52	%(4)	0.53	%(5)	0.55%	0.57%	0.58%	0.60%
Net expenses(6)	0.52	(4)	0.52	(5)(7)	0.55 (7)	0.56 (7)	0.58	0.60
Net investment income	3.23	(4)	3.05		2.17	0.90	0.47	0.84

(1)	For the six months ended September 30, 2007 (unaudited).

(2)	Amount represents less than $0.0005 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.52%.

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.70%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.      Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

          (b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

          (c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such taxexempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (d) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (e) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.      Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	43

Notes to Financial Statements (unaudited) (continued)

          Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the six months ended September 30, 2007, the Fund’s Class A shares had a voluntary expense limitation in place of 0.70%.

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason will serve as the Fund’s sole and exclusive distributor effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

          The Fund has adopted a Rule 12b-l distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the six months ended September 30, 2007, total distribution fees, which are accrued daily and paid monthly, were $4,092,912.

          The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2007, the Fund had accrued $146,825 as deferred compensation payable.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.      Shares of Beneficial Interest

At September 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

44	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

4.      Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

          The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	45

Notes to Financial Statements (unaudited) (continued)

transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.      Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing

46	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

6.      Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	47

Notes to Financial Statements (unaudited) (continued)

SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

48	Western Asset Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.      Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued,

8.      Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

9.      Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset Municipal Money Market Fund 2007 Semi-Annual Report	49

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Western Asset Municipal Money Market Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
     Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
 Legg Mason Partners Fund
   Advisor, LLC
SUBADVISER
Western Asset Management
   Company

 DISTRIBUTOR
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and
   Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

Western Asset Municipal
Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
Legg Mason Partners Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/Investor Services

©2007 Legg Mason Investor
Services, LLC
Member FINRA, SIPC

WASX010412  11/07  SR07-466

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	December 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	December 6, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	December 6, 2007